As filed with the Securities and Exchange Commission on [_______]
Securities Act File No. [   ]

__________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre-Effective Amendment No._____
[ ] Post-Effective Amendment No._____

(Check appropriate box or boxes)

JACOB INTERNET FUND INC.
(Exact Name of Registrant as Specified in Charter)

(310) 421-4942
(Registrant’s Area Code and Telephone Number)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J, Manhattan Beach, CA 90266
(Address of Principal Executive Offices)
(Number, Street, City, State, Zip Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J, Manhattan Beach, CA 90266
(Name and Address of Agent for Service of Process)
(Number, Street, City, State, Zip Code)

With Copies to:
Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective.

Title of securities being registered:  Shares of common stock, with a par value of $0.001, of Jacob Wisdom Fund series of Jacob Internet Fund Inc.  No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January [   ], 2010, pursuant to Rule 488.

WISDOM FUND
(a series of the New Providence Investment Trust)
116 South Franklin Street, P.O. Box 69
Rocky Mount, NC  27802-0069

[January __], 2010

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of the Wisdom Fund (the “Wisdom Fund”) will be held on [_____], 2010.  The purpose of the meeting is to vote on a two proposals:

Proposal 1:  To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the assets and liabilities of the Wisdom Fund to the Jacob Wisdom Fund, a series of Jacob Internet Fund Inc., in exchange solely for shares of common stock of the Jacob Wisdom Fund, and (ii) distribution of such shares pro rata to shareholders of the Wisdom Fund in connection with its liquidation.

Proposal 2:  To amend the Declaration of Trust of the New Providence Investment Trust (the “New Providence Trust”) to grant the Board of Trustees the authority to liquidate the New Providence Trust or a series of the Trust without shareholder approval.

Proposal 3:  To approve a new investment advisory agreement for the Wisdom Fund with the manager of the Jacob Wisdom Fund.

The Jacob Wisdom Fund (the “Jacob Fund”) is a new registered mutual fund within the Jacob Funds group that was formed to be the successor to the Wisdom Fund and will be managed by Jacob Asset Management of New York LLC (“JAM”).  If you were a shareholder of record in the Wisdom Fund as of the close of business on December 11, 2009, you have the opportunity to vote on the proposals.

Because of the relatively small size of the Wisdom Fund, the Wisdom Fund’s former investment adviser, Atlanta Investment Counsel, LLC (“AIC”) and the Wisdom Fund’s Board of Trustees concluded that the Wisdom Fund may not continue to be a competitive investment option on a long-term basis.  AIC and the Board explored various options for the Wisdom Fund, including the possible liquidation of the fund.  After careful consideration, AIC recommended and the Board determined that the best course of action was to reorganize the Wisdom Fund into the Jacob Fund.  Accordingly, AIC has entered into an agreement to sell its Wisdom Fund advisory business to JAM, with the understanding that the Wisdom Fund would be reorganized into the Jacob Fund.

The Trustees recommend that you vote for the proposals.  Should the reorganization be approved by shareholders of the Wisdom Fund and other conditions to the reorganization be satisfied, your current shares in the Wisdom Fund will be exchanged for shares of the Jacob Fund.  More information on the specific details of the Jacob Fund and reasons for the proposed reorganization is contained in the enclosed combined Prospectus/Proxy Statement.

Although we are disappointed that the Wisdom Fund has not grown sufficiently in size to allow it to continue to be a competitive long-term investment vehicle, we believe that shareholders will be well served by the proposed reorganization, which will allow them to remain invested in a similar fund, and retain valuable tax benefits.

Shareholders are also being asked to approve amendments to the Declaration of Trust of the New Providence Investment Trust that would, if the reorganization is not approved, allow the Board of Trustees to liquidate the Wisdom Fund without the expense and delay of further shareholder action.  In addition, shareholders are being asked to approve an investment advisory agreement for the Wisdom Fund entered into with JAM pending the reorganization.  If the reorganization is approved, the Wisdom Fund will no longer operate and no new advisory agreement would be necessary, but if the reorganization is not approved, the new advisory agreement could take effect if approved.

Please read the enclosed materials carefully and vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be, and even if you no longer own your shares.

Voting is quick and easy.  You can cast your vote on the internet, by touch-tone telephone, or by completing and returning the proxy card enclosed in this package.  Voting instructions are on page 3 and on the attached Proxy Card.  If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, [_______], reminding you to vote.  If you have any questions before you vote, please call [      ].  Thank you for your participation in this important initiative.

Sincerely,

C. Douglas Davenport
President, New Providence Investment Trust

WISDOM FUND
(a series of the New Providence Investment Trust)
116 South Franklin Street, P.O. Box 69
Rocky Mount, NC  27802-0069
Telephone: 1-800-497-3933

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON [______,] 2010

To Our Shareholders:

Notice is hereby given that a special meeting of shareholders of the Wisdom Fund (the “Wisdom Fund”) will be held at the offices of The Nottingham Company at 116 South Franklin Street, Rocky Mount, North Carolina 27803-0365, on [_______,] 2010 at [___], Eastern Time (the “Meeting”).  The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

Proposal 1:  To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the assets and liabilities of the Wisdom Fund to the Jacob Wisdom Fund, a series of Jacob Internet Fund Inc., in exchange solely for shares of common stock of the Jacob Wisdom Fund, and (ii) distribution of such shares pro rata to shareholders of the Wisdom Fund in connection with its liquidation.

Proposal 2:  To amend the Declaration of Trust of the New Providence Investment Trust (the “New Providence Trust”) to grant the Board of Trustees the authority to liquidate the New Providence Trust or a series of the Trust without shareholder approval.

Proposal 3:  To approve a new investment advisory agreement for the Wisdom Fund with the manager of the Jacob Wisdom Fund.

It is not anticipated that any matter other than the approval of the proposals will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in this Prospectus/Proxy Statement.  Shareholders of record of the Wisdom Fund at the close of business on December 11, 2009, are entitled to notice of, and to vote at, the Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting.  Shareholders are requested and encouraged to vote by proxy via the internet, telephone, or by mail.  Please refer to the instructions on page 3 and on the enclosed proxy card.  If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy.  If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions.  Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposals.

The enclosed proxy is being solicited on behalf of the Board of Trustees of The New Providence Trust.  The Board of Trustees unanimously recommends that the shareholders of the Wisdom Fund vote FOR the Proposals.

By order of the Board of Trustees

Vason Hamrick
Secretary,  New Providence Investment Trust

[January __], 2010

YOUR VOTE IS IMPORTANT - PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person.  Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet, telephone, or by indicating voting instructions on the enclosed proxy card and mailing the card postage free as described below.  In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.
All other accounts should show the capacity of the individual signing.  This can be shown either in the form of the account registration itself or by the individual executing the proxy card.  For example:

REGISTRATION	VALID SIGNATURE
A. 1) ABC Corp.	John Smith, Treasurer
2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B. 1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2) ABC Trust	Ann B. Collins, Trustee
3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C. Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Prospectus/Proxy Statement, and have your proxy card handy.

2.	Call the toll-free number indicated on your proxy card.

3.	Enter the number found in the shaded box on the front of your proxy card.

4.	Follow the recorded instructions to cast your vote.

Combined Prospectus/Proxy Statement
Dated [________], 2010

Acquisition of the Assets and Liabilities of Wisdom Fund
by and in Exchange for Shares of Jacob Wisdom Fund

Amendment to The Declaration of Trust of the New Providence Investment Trust

Approval of a New Investment Advisory Agreement

This Prospectus/Proxy Statement solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of Wisdom Fund (the “Wisdom Fund”), a series of The New Investment Providence Trust (the “New Providence Trust”).  At the Meeting, shareholders of the Wisdom Fund will be asked:

Proposal 1:  To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the assets and liabilities of the Wisdom Fund to the Jacob Wisdom Fund, a series of Jacob Internet Fund Inc., in exchange solely for shares of common stock of the Jacob Wisdom Fund, and (ii) distribution of such shares pro rata to shareholders of the Wisdom Fund in connection with its liquidation.

Proposal 2:  To amend the Declaration of Trust of the New Providence Trust to grant the Board of Trustees the authority to liquidate the New Providence Trust or a series of the Trust without shareholder approval.

Proposal 3:  To approve a new investment advisory agreement for the Wisdom Fund with the manager of the Jacob Wisdom Fund.

The Meeting will be held at the offices of the Nottingham Company at 116 South Franklin Street, Rocky Mount, North Carolina 27803-0365, on [_____], 2010 at [   ], Eastern Time.  The Board of The New Providence Trust, on behalf of the Wisdom Fund, is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about [_____], 2009.

The principal offices of the Wisdom Fund and the Jacob Fund are located at 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266 and can be reached by calling 1-888-Jacob-fx.

If Wisdom Fund shareholders vote to approve the Plan, you will receive Jacob Fund shares having an aggregate value equivalent to the aggregate value of your investment in the Wisdom Fund as of the time of the Reorganization.  The Wisdom Fund will then be liquidated and dissolved without a further vote of shareholders, if proposal 2 is approved.  If the Reorganization is approved, the Wisdom Fund will no longer operate and the new advisory agreement discussed in proposal 3 will not take effect, but if the Reorganization is not approved, the new advisory agreement could take effect if approved.

This Prospectus/Proxy Statement includes information about the proposals and the Jacob Fund that you should know before voting on the Plan.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Jacob Fund, the Wisdom Fund, and the proposals has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents, each of which is incorporated by reference into this Prospectus/Proxy Statement:

•
The Prospectus of the Jacob Wisdom Fund dated [_______], 2009, which accompanies this Prospectus/Proxy Statement.  [Please note that the Prospectus referred to above is not yet effective but was filed in the amendment to the Jacob Internet Fund Inc.’s registration statement previously filed via EDGAR under Rule 485(a) on November 10, 2009, Accession No. 0001450789-09-000273.]

•	A Statement of Additional Information (“SAI”) dated [______], 2010, relating to this Prospectus/Proxy Statement.

•	The Prospectus of the Wisdom Fund dated September 28, 2009, as supplemented and amended to date.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the Jacob Fund’s Statement of Additional Information and future annual or semiannual reports without charge on the Jacob Fund’s website at www.jacobinternet.com or by calling 1-888-JACOB-FX.

You can obtain copies of the Wisdom Fund’s current Prospectus, Statement of Additional Information, and annual or semiannual reports without charge on the Wisdom Fund’s website at www.wisdomfund.com, by calling 1-800-773-3863 or by writing to the Wisdom Fund at 116 S Franklin St, Rocky Mount, N.C., 27804.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS
PROPOSAL 1 1
Introduction 1
Comparative Fee Tables and Expense Example 4
Capitalization of the Funds 7
Comparison of Fund Performance 8
Comparison of Investment Objectives, Strategies and Risks 8
Comparison of the Rights of Wisdom Fund and Jacob Fund Shareholders 13
The Agreement and Plan of Reorganization 14
Reasons for the Reorganization and Trustees’ Considerations 15
Description of the Securities to be Issued 17
Management of the Wisdom Fund 18
Management of the Jacob Fund 19
Distribution of the Funds 20
Financial Statements 21
PROPOSAL 2 21
What revisions are being proposed? 21
PROPOSAL 3 22
VOTING INFORMATION 25
What vote is required to approve the proposals? 25
Solicitation of Votes 26
Adjournment 28
Effect of Abstention and Broker “Non-Votes" 28
Other Matters 28
Future Shareholder Proposals 28
Record Date and Outstanding Shares 28
MORE INFORMATION ABOUT THE FUNDS 29
Attachment I - COMPARISONS OF THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE WISDOM FUND AND THE JACOB FUND 31
Attachment II - FORM OF AGREEMENT AND PLAN OF REORGANIZATION 35
Attachment III - FORM OF INVESTMENT ADVISORY AGREEMENT 51

i

PROPOSAL 1

Approval of the Agreement and Plan of Reorganization by Shareholders of the Wisdom Fund

Introduction

As a Wisdom Fund shareholder of record, you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) under which the Wisdom Fund would be reorganized into the Jacob Fund (the “Reorganization”).  If the Plan is approved, shareholders of the Wisdom Fund will become shareholders of the Jacob Fund.

Under the Plan, shareholders of the Wisdom Fund would receive shares of the Jacob Fund with a value equal to the value of their holdings of the Wisdom Fund as of the Closing Date, as determined pursuant to the Plan.  Under the governing documents of the Wisdom Fund, approval of the Reorganization relating to shares of the Fund requires the affirmative vote of a majority of the shares entitled to vote.  If approved by shareholders of the Wisdom Fund, the Reorganization is expected to occur on [__________].

The following questions and answers provide a summary of the proposal to reorganize the Wisdom Fund into the Jacob Fund.  We encourage you also to read the entire Combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) and the Prospectus of the Jacob Fund (which is included herewith) carefully for more complete information.  You should consult the Jacob Fund Prospectus for more information about the Jacob Fund.  For more information regarding shareholder approval of the Reorganization, please refer to the section entitled “What happens if the Reorganization is not approved by the Wisdom Fund’s shareholders?”  A form of the Plan is attached as Attachment II to this Prospectus/Proxy Statement.  For more information regarding the calculation of the number of Jacob Fund shares to be issued, please refer to the section entitled “How will the number of shares of the Jacob Fund that I will receive be determined?”

Why is the Reorganization being proposed?

Because of the small size and limited prospects for new sales of shares of the Wisdom Fund, and the related increase in expense levels, the Wisdom Fund’s former investment adviser, Atlanta Investment Counsel, LLC (“AIC”), together with the Wisdom Fund’s Board of Trustees, concluded that the Wisdom Fund may not continue to be a competitive investment option on a long-term basis.  AIC and the Board evaluated various alternatives that would allow shareholders of the Wisdom Fund to continue their investment in a registered mutual fund that is similar in many material respects, and also considered the possible liquidation of the fund.  After careful consideration, AIC recommended and the Board determined that the best course of action was to reorganize the Wisdom Fund into the Jacob Fund.

Accordingly, AIC and Jacob Asset Management of New York, LLC ("JAM"), the investment adviser to the Jacob Fund, entered into an agreement under which AIC sold its Wisdom Fund advisory business to JAM effective Decemeber 1, 2009; and the Wisdom Fund's Board approved an Iterim Investment Advisory Agreement under which JAM became the adviser to the Wisdom Fund at that time.  The Board also approved of the proposed Reorganization of the Wisdom Fund into the Jacob Fund and is recommending that Wisdom Fund shareholders approve the Reorganization.

For more information regarding the factors considered by the Board of Trustees, please refer to the section of this  Prospectus/Proxy Statement entitled “The Proposed Reorganization – Reasons for the Reorganization and Trustees’ Considerations.”

How may the Reorganization benefit shareholders of the Wisdom Fund?

Among other features, the Reorganization offers shareholders of the Wisdom Fund the opportunity for a tax-free exchange of their Wisdom Fund shares for Jacob Fund shares, and to maintain their investment in a registered mutual fund that has similar principal investment strategies as the Wisdom Fund and is managed by a seasoned investment adviser.  Further, the reorganization also offers shareholders the opportunity to enjoy potential favorable tax benefits going forward by retaining capital loss carryforward benefits that could reduce taxes on future capital gains.  Shareholders of the Wisdom Fund will also benefit from the ability to exchange their Jacob Fund shares into other mutual funds within the Jacob Funds group.

Who will manage the Jacob Fund?

JAM is the investment adviser for the Jacob Fund.  The Fund’s portfolio will be managed by Ryan I. Jacob, Chief Portfolio Manager, and Francis J. Alexander, Assistant Portfolio Manager.  Mr. Jacob is the founder and Chief Executive Officer of JAM and the president of the fund group.  He has over 17 years of investment experience.  Mr. Alexander is the Assistant Portfolio Manager and will assist Mr. Jacob in the management of the Fund’s portfolio.  Mr. Alexander has been with JAM since its inception and has over 38 years of investment experience.  For more detailed information about JAM and the portfolio managers, see the “Management of the Jacob Fund” section below.

Are the investment objectives, strategies and risks of the Wisdom Fund similar to the investment objectives and strategies of the Jacob Fund?

The general investment objective of the Wisdom Fund and the Jacob Fund is to maximize total investment return (the combination of capital appreciation and income).  The Wisdom Fund's strategy is to seek total return by investing as closley as possible in the securities known to be owned by Berkshire Hathaway Inc., the company led by Warren Buffet (although the Wisdom Fund is not affiliated in any way with Berkshire Hathaway Inc.).

The Jacob Fund seeks to maximize total return by investing primarily in equity securities of U.S. companies of any size that JAM, through fundamental analysis, believes have the greatest potential for capital appreciation and income.  JAM also seeks to obtain securities for the Fund that are selling at reasonable prices.

  Although the principal risks associated with investments in the Wisdom Fund are similar to the principal risks associated with investments in the Jacob Fund, there are certain material differences that you should consider in connection with the Reorganization.  For a detailed comparison of the investment objectives, strategies and risks, see the “Comparison of Investment Objectives, Strategies and Risks” section below.

How do the fees and expenses of the Jacob Fund compare to those of the Wisdom Fund?

The Jacob Fund has the same annual advisory fee structure as the Wisdom Fund:  0.50% on the first $500 million of the fund’s net assets; 0.40% on the next $500 million of the fund’s net assets.  JAM has a contractual agreement with the Jacob Fund to waive for two years up to 100% of its advisory fees, to the extent that the Jacob Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 1.95% of the Fund’s average daily net assets.  Please note that the maximum waiver is 0.50%, which means that it is possible that the Fund's overall expenses could exceed 1.95%.

The Wisdom Fund is currently subject to an expense limitation agreement with its former adviser, AIC, which will expire on May 31, 2010.  Under that agreement, AIC agrees to waive fees or pay fund expenses in order to keep the Wisdom Fund's Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.75% of average daily net assets. JAM has entered into a Fee Waiver Agreement during its interim management of the Wisdom Fund under which it agrees to waive its advisory fee to the extent that fund expenses exceed 1.75%, which alleviates AIC's obligation to some degree.  However, the AIC expense limitation agreement will end completely on May 31, 2010.

As a result of the proposed Reorganization, shareholders of the Wisdom Fund could expect, after the Reorganization, to experience a lower total annual fund operating expenses as a percentage of average daily net assets.  Projected expenses are based on estimates, and may be higher or lower depending on, among other things, the size of the Jacob Fund after the Reorganization.  For more information concerning the fees and expenses applicable to the Jacob Fund, see the “Comparative Fee Tables and Expense Example” below.

Do the procedures for purchasing and redeeming fund shares differ between the Wisdom Fund and the Jacob Fund?

The procedures for purchasing and redeeming shares of the Wisdom Fund and the Jacob Fund are substantially similar to each other.  For a detailed discussion of the procedures for purchasing and redeeming shares of the Jacob Fund, see the Jacob Fund’s Prospectus, which is enclosed herewith.

Please note that purchase orders into the Wisdom Fund may be restricted in advance of the Closing Date.  Shareholders of the Wisdom Fund may redeem shares through the Closing Date.

Do the exchange privileges differ between the Wisdom Fund and the Jacob Fund?

Although the exchange privileges of the Wisdom Fund and the Jacob Fund are similar, there are certain differences that you should consider in connection with the Reorganization.  In particular, as a shareholder of a fund in the Jacob Internet family of funds, you will have the right to exchange shares of the Jacob Fund for other funds in the Jacob Fund family of funds.  For a detailed discussion of the exchange privileges of the Jacob Fund, see the “Exchange of Fund Shares” section of the Jacob Fund’s Prospectus.

Who bears the expenses associated with the Reorganization?

JAM has agreed to bear expenses incurred in connection with the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Wisdom Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization.  However, the Wisdom Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganization.

Will I have to pay any sales charges or other fees in the Reorganization?

No.  You will not have to pay any sales charges or other fees on any shares of the Jacob Fund received as part of the Reorganization.

Is the Reorganization considered a taxable event for federal income tax purposes?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Generally, this means that neither shareholders nor the Funds will incur material negative federal tax consequences as a result of the Reorganization.

In summary, what are some factors I should consider when comparing the Wisdom Fund and the Jacob Fund?

In considering whether to approve the Reorganization, you should note that:

•
As a shareholder in the Jacob Fund, you could expect to experience the same contractual investment management fee.  However, in contrast to the Wisdom Fund, for which no expense reimbursement or limitation will be in effect after May 31, 2010, JAM has contractually agreed to waive its advisory fees for the Jacob Fund in an amount up to an annual rate of 0.50% of the average daily net assets until two years after the Reorganization, to the extent that the Jacob Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) exceed 1.95% of average daily net assets for the Jacob. Please note that the maximum waiver is 0.50%, which means that it is possible that the Fund's overall expenses could exceed 1.95%;

•
The Jacob Fund will be advised by JAM, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization.  JAM managed $39 million as of September 30, 2009;

•	As a shareholder of the Jacob Fund, you will be able to exchange your shares into other Jacob Funds with other investment objectives and strategies, without paying any sales loads or commissions; and

•
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Accordingly, pursuant to this treatment, neither the Wisdom Fund nor its shareholders, nor the Jacob Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the potential capital gain distribution described in “Is the Reorganization considered a taxable event for federal income tax purposes?” above).

What happens if the Reorganization is not approved by the Wisdom Fund’s shareholders?

If the shareholders of the Wisdom Fund do not approve the Reorganization, JAM and the Board of Trustees will determine what, if any, additional action should be taken with respect to the Wisdom Fund.  Such action may include liquidation of the Wisdom Fund.

Comparative Fee Tables and Expense Example

The tables below compare the sales charges, management fees and expense ratios of the Wisdom Fund with the estimated amounts that the Jacob Fund expects to bear following the Reorganization.  You will not have to pay any sales charge on any shares of the Jacob Fund received as part of the Reorganization.

Shareholder Fees
(fees paid directly from your investment)

	Wisdom Fund - Institutional Class Shares	Wisdom Fund - Class B Shares	Wisdom Fund - Class C Shares	Wisdom Fund - Investor Class Shares	Jacob Wisdom Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None	0.00%	0.00%	3.00%1	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	None	4.00%2	1.00%3	None4	None
Redemption Fee	None	None	None	None	2.00%5

1.	Maximum Sales Charge is reduced for purchases of $250,000 or more.
2.
Maximum Deferred Sales Charge or “contingent deferred sales charge” for the Class B Shares is imposed on proceeds redeemed within a six year period at the following rates:  4.00% the first and second years, 3.00% the third and fourth years, 2.00% the fifth year, and 1.00% the sixth year.  Class B Shares will convert automatically to Investor Class Shares after the eighth year, without the imposition of any sales load.  The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

3.
Maximum Deferred Sales Charge or “contingent deferred sales charge” for the Class C Shares is imposed on proceeds redeemed within one year of the purchase date.  The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

4.	The Investor Class Shares impose a 1.00% “contingent deferred sales charge” for transactions over $1,000,000 on proceeds that are redeemed within one year of the purchase date.
5.
A redemption fee is imposed on shares sold within 90 days following their purchase date.  The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell your shares or if your shares are involuntarily redeemed.  The fee will be retained by the Fund and generally withheld from redemption proceeds.  For more details, see the redemption fee information in the “Market Timing Policy” section in the Jacob Funds Prospectus.  [There is also a fee (currently $15) imposed on redemption proceeds sent by wire.]

Fund Expenses

The table below shows expenses paid by each Fund.  The Jacob Fund is a newly created fund that will not commence operations (or have any expenses) until the Reorganization is completed.  Annual fund operating expenses are those paid by a fund and include management fees, administrative costs and distribution and shareholder servicing fees, as well as pricing and custody services.  The annual fund operating expenses shown for the Wisdom Fund in the table below represent expenses for the period ended May 31, 2009.  The expenses shown for the Jacob Fund are estimates after giving effect to the proposed Reorganization.

	Wisdom Fund - Institutional	Wisdom Fund - Class B	Wisdom Fund - Class C	Wisdom Fund - Investor Class	Jacob Wisdom Fund
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	1.00%	1.00%	0.25%	0.35%
Other Expenses	1.94%1	1.94%1	1.94%1	1.94%1	1.74%2
Acquired Fund Fees and Expenses	0.01%3	0.01%3	0.01%3	0.01%3	N/A
Total Annual Fund Operating Expenses	2.45%	3.45%	3.45%	2.70%	2.59%
Fee Waivers and/or Expense Reimbursements	None	None	None	None	(0.50)%4
Net Expenses	2.45%5	3.45%5	3.45%5	2.70%5	2.09%

1.
“Other Expenses” for the Wisdom Fund are based upon actual expenses incurred by the Fund for the period ended May 31, 2009.  The figures shown are estimates of the Wisdom Fund’s expenses and average annual net assets based on such figures for the period ended May 31, 2009.  A decline in the Fund’s average annual net assets during the fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown.  Significant declines in the Fund’s average net assets will increase the Fund’s total expense ratio, likely significantly.  A higher expense ratio means you could pay more if you buy or hold shares of the Fund.

2.
“Other Expenses” for the Jacob Fund are projections of expenses after the Reorganization.  The figures shown are estimates of the Jacob Fund’s expenses and average annual net assets based on the equivalent numbers for the Wisdom Fund for the period ended May 31, 2009.  A decline in the Fund’s average annual net assets during the fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown.  Significant declines in the Fund’s average net assets will increase the Fund’s total expense ratio, likely significantly.  A higher expense ratio means you could pay more if you buy or hold shares of the Fund.

3.
“Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  The Fund’s “Acquired Fund Fees and Expenses” are based on amounts for the fiscal period ended May 31, 2009.  The “Total Annual Fund Operating Expenses” and “Net Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”  The Fund calculates the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.

4.
JAM has contractually agreed, for a period of two years following the Reorganization, to waive its management fees in an amount up to an annual rate of 0.50% of the average daily net assets, to the extent that the Jacob Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses, and non-routine expenses) exceed an expense level of 1.95% of average daily net assets for the Jacob Fund.  Pursuant to this fee waiver agreement for the Jacob Fund, JAM is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by JAM will not cause the Jacob Fund’s expense level to exceed 1.95%.  Please note that the maximum waiver is 0.50%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 1.95%.

5.
Under an expense limitation agreement, AIC waives all or a portion of its fee and pays expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the Fund’s average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees, and payments, if any, under a Rule 12b-1 Plan.  The figures shown above do not reflect these waivers and fee payments because the expense limitation agreement expires on May 31, 2010 and it will not renewed.

The following Example is intended to help you compare the cost of investing in shares of the Wisdom Fund with the cost of investing in the Jacob Fund (based on the Jacob Fund’s estimated expense levels), and allows you to compare these costs with the cost of investing in other mutual funds.  It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment
•	5% annual return
•	no changes in the Fund’s operating expenses

The costs reflect the effects of the fee waiver agreement for the Jacob Fund for the period of the contractual fee waiver agreement.  Absent such arrangements, the costs would be higher.  This Example is hypothetical and for comparison only, and your actual costs may be higher or lower.

If Shares are Redeemed:	1 Year	3 Years	5 Years	10 Years
Wisdom Fund Institutional Class	$248	$764	$1,306	$2,786
Wisdom Fund Class B	$748	$1,359	$1,993	$3,562*
Wisdom Fund Class C	$448	$1,059	$1,793	$3,730
Wisdom Fund Investor Class	$565	$1,113	$1,687	$3,241
Jacob Fund	$[____]	$[____]	$[____]	$[____]

If Shares are Not Redeemed:	1 Year	3 Years	5 Years	10 Years
Wisdom Fund Institutional Class	$248	$764	$1,306	$2,786
Wisdom Fund Class B	$348	$1,059	$1,793	$3,562*
Wisdom Fund Class C	$348	$1,059	$1,793	$3,730
Wisdom Fund Investor Class	$565	$1,113	$1,687	$3,241
Jacob Fund	$[____]	$[____]	$[____]	$[____]

*      Reflects conversion of Class B Shares to Investor Class Shares at the end of the eighth yearfollowing the date of Purchase.

The projected post-Reorganization estimated Annual Fund Operating Expenses and Expense shown above are based on certain estimates and assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Jacob Fund’s assets, many of which are beyond the control of the Jacob Fund or JAM.  If the Reorganization is approved, the resulting combined Fund will retain the Jacob Fund’s expense structure.

Capitalization of the Funds

The Reorganization is not expected to have an impact on the value of the shares held by Wisdom Fund shareholders.  As indicated below, the Reorganization will not cause the value of a Wisdom Fund shareholder’s account to go up or down.  Any declared but undistributed dividends or capital gains will carry over in the Reorganization.  The following table shows the capitalization of the Wisdom Fund as of November 30, 2009 and the capitalization of the Jacob Fund on a estimated basis after giving effect to the Reorganization.  The following are examples of the number of shares of Wisdom Fund that would be exchanged for shares of the Jacob Fund if the Reorganization had been consummated on November 30, 2009.  The Jacob Fund is a shell fund, without assets or liabilities, and was created for the purpose of acquiring the assets and liabilities of the Wisdom Fund.

	Wisdom Fund (Unaudited)	Jacob Fund (Estimated)1
Fund
Net Assets	$12,686,754	$12,686,754
Shares Outstanding	1,581,520	1,647,6302
Institutional Class Shares
Net Assets	$3,486,140
Shares Outstanding	413,050
Net Asset Value Per Share	$8.44
Investor Class Shares
Net Assets	$2,673,986
Shares Outstanding	323,335
Net Asset Value Per Share	$8.27
Class B Shares
Net Assets	$4,058,357
Shares Outstanding	527,059
Net Asset Value Per Share	$7.70
Class C Shares
Net Assets	$2,468,270
Shares Outstanding	318,076
Net Asset Value Per Share	$7.76

1.	The Jacob Fund is a new fund and therefore, no current capitalization is available. Numbers shown are estimates of the capitalization of the Jacob Fund after the Reorganization.

2.
The aggregate value of shares held by each Wisdom Fund shareholder will remain the same after the Reorganization.  The number of shares outstanding differs from that of Wisdom Fund because the Wisdom Fund has several classes with different share values, while the Jacob Fund has only one class of shares.  In this table, the net asset value per share of all Jacob Fund shares is assumed to be $7.70, which is the Class B net asset value per share.  To ensure that all shareholder maintain the same aggregate account value after the Reorganization, holders of shares other than Class B will receive a number of shares equal to the value of their Wisdom Fund shares divided by the Class B net asset value per share.

Comparison of Fund Performance

The Jacob Fund is a shell fund that has not yet commenced operations and has been created for the purpose of acquiring the Wisdom Fund’s assets and assuming its liabilities. As such, the Jacob Fund does not have any operating history or performance information.  For information on the performance of the Wisdom Fund, see the Wisdom Fund Prospectus under the section entitled “Performance Information.”

Comparison of Investment Objectives, Strategies and Risks

As discussed further below, although the investment objectives of the Funds are similar, the strategies and risks of the Wisdom Fund and the Jacob Fund have some differences.  The Wisdom Fund and Jacob Fund both primarily invest in equity securities of U.S. companies, and each fund may invest to some extent in fixed income securities and other types of investments.  While the Wisdom Fund does not have an investment limitation with respect to fixed income securities, the Jacob Fund may invest up to 35% of its net assets in fixed income securities.  However, the Jacob Fund currently does not expect to invest more than 5% of its net assets in fixed income securities other than high quality short-term debt instruments that are used for cash management purposes.  As part of their principal investment strategies, both Funds may invest in both domestic and foreign issuers, although the Wisdom Fund may purchase securities of foreign issuers only if traded in the United States.  The primary difference between the Funds, of course, is that Jacob Fund is not bound to choose the preponderance of its portfolio based on publicly available information as to those investments of Berkshire Hathaway Inc. (“Berkshire”) that may be available for investment by a Fund.

The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.  Many factors affect a Fund’s performance.  A Fund’s share price changes daily based on changes in market conditions and in response to other economic, political, or financial developments.  A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objectives.  The investment objective of the Jacob Fund is to maximize total investment return consisting of a combination of income and capital appreciation.  The investment objective of the Wisdom Fund is to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized gains, and income under constantly varying market conditions.

Investment Strategies.  The following provides a description of the principal investment strategies of the Funds. In general, the Funds have similar principal investment strategies, although the Jacob Fund may use wider array of investment instruments, such as direct investments in foreign companies and greater use of fixed income securities, while the Wisdom Fund is required to keep most of its holdings in investments held by Berkshire.

The Jacob Fund’s Investment Strategies

The Jacob Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies of any size. The Jacob Fund may gain exposure to foreign markets through the global operations of U.S. companies, or through direct investment in foreign companies. The Jacob Fund will not invest more than 25% of its net assets directly in foreign companies.  The Fund may, to a lesser extent, invest in investment grade fixed income or debt securities to seek income.

The Jacob Fund invests in securities of companies that the Adviser believes have the greatest potential for capital appreciation and income. JAM’s overall stock selections are based on an assessment of a company’s fundamental prospects. Specifically, JAM uses fundamental analysis to assess the quality, growth potential, financial strength and overall value of a company. While trying to maximize the capital appreciation potential of the Jacob Fund’s portfolio of investments, JAM also seeks to obtain securities for the Jacob Fund that are selling at reasonable prices.

The Jacob Fund maintains a diversified portfolio of investments consisting primarily of common stocks, and may also invest in other equity securities such as preferred stocks, securities convertible or exchangeable into common stock, rights, warrants, depository receipts or real estate investment trusts. The Jacob Fund may also purchase depositary receipts, which are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign company.

The Jacob Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information.

The Jacob Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments. There may be times, however, when the Jacob Fund attempts to respond to unfavorable market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes.

The Wisdom Fund’s Investment Strategies

The Wisdom Fund seeks to achieve its objective by investing as closely as possible in the securities known to be owned by Berkshire.  Berkshire generally holds investments in common stocks of both publicly traded and privately held companies.  The Wisdom Fund’s holdings will be primarily comprised of both securities substantially identical to those publicly traded securities owned by Berkshire, and securities which may possess similar characteristics to those of the privately held companies owned by Berkshire, to the extent those investments by Berkshire are publicly known.  It is the intent of the Wisdom Fund to own each security in the same relative percentage as that security is represented in the total investment portfolio of Berkshire.

The Wisdom Fund invests primarily in equity securities.  The Wisdom Fund may also invest in investment-grade fixed-income securities, money market instruments, real estate securities, precious metals securities, futures, and options to the extent permitted under the Investment Company Act of 1940 (the “1940 Act”) and consistent with the investment restrictions of the Wisdom Fund as described below and in the Wisdom Fund’s Statement of Additional Information.

Principal Risks. Market Risk, Equities Risk, Fixed Income Risks, Foreign Companies Risks, Illiquid Securities Risks, Repurchase Agreement Risks, and When-issued Securities Risks are all principal risks characteristic of an investment in either Fund.  These risks are described below.

Market Risk; Equities. The value of the Fund’s shares and the securities held by the Fund can each decline in value. Even when the stock market in general is rising, the stocks selected by the investment adviser may decline. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. You could lose money that you invest in the Fund.  A Fund may not be able to sell stocks at an optimal time or price.

Fixed Income.  Yields and principal values of fixed income securities (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.

Foreign Companies.  The risks of investing in foreign companies can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.  The Wisdom Fund may have a somewhat decreased risk of some of the negative factors because it is limited to foreign securities traded in the U.S.

Illiquid Securities.  Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  With regard to illiquid securities, risks include potential delays on resale and uncertainty in valuation of such securities.

Repurchase Agreements. In entering into repurchase agreements, a Fund’s risk is that a default by a counterparty may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.

When-issued Securities. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  Securities purchased on a “when issued” basis involve the risk of a loss if the value of the security to be purchased declines prior to the settlement date.

Industry Concentration Risk is a principal risk of an investment in the Wisdom Fund but is not a principal risk for the Jacob Fund.  Because the Fund’s investments may in attempting to achieve its objective, the Wisdom Fund may, from time to time, concentrate its investments in the securities of certain industries that are known to be owned by Berkshire be concentrated in particular industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those industries and, as a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some of the industries in which the Fund may invest could be subject to greater government regulation than other industries and, therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.

Small Companies Risk and Convertible Securities Risk are principal risks of an investment in the Jacob Fund and are not principal risks of the Wisdom Fund.  Investments in smaller capitalized companies may involve greater risks, as these companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

For more information about the Jacob Fund’s investment objective, principal investment strategies, and principal risks, see the “Investment Objective,” “Principal Investment Strategies” and “Principal Risks” sections of the Jacob Fund Prospectus, which has been mailed with this Prospectus/Proxy Statement. Each of the Funds is subject to certain fundamental and non-fundamental investment policies, discussed below.  Although the language may differ between the fundamental investment policies of the Wisdom Fund and the Jacob Fund, the policies are similar and include investment policies required by the 1940 Act. In addition, each Fund has adopted additional fundamental and/or non-fundamental policies that the other Fund has not.  For a detailed comparison of the Wisdom Fund’s and the Jacob Fund’s fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

Investment Adviser and Portfolio Managers.  The Wisdom Fund’s former investment adviser is Atlanta Investment Counsel, LLC (“AIC”) and its portfolio manager was C. Douglas Davenport.  The Jacob Fund’s investment adviser is Jacob Asset Management of New York LLC (“JAM”) and the Fund will be managed by Ryan I. Jacob, Chief Portfolio Manager, and Francis J. Alexander, Assistant Portfolio Manager.

The Board of Trustees of the New Providence Trust, including those who are not “interested persons” (as defined in the 1940 Act) of JAM or AIC, has approved an interim investment advisory agreement pursuant to which JAM is serving as investment adviser on a temporary basis of up to 150 days from the date on which JAM acquired AIC’s Wisdom Fund investment advisory business the until the Reorganization is either completed or abandoned.  As described more fully under “Reasons for the Reorganization and Trustees’ Considerations,” the Board of Trustees has determined that the scope and quality of services to be provided to the Wisdom Fund under this interim investment advisory agreement will be at least equivalent to the scope and quality of services provided under the Wisdom Fund’s current investment advisory agreement.  As required by Rule 15a-4 of the 1940 Act, the interim investment advisory agreement:

•	Provides for compensation that is no greater than the compensation the adviser would have received under the previous contract;

•
May be terminated by the Wisdom Fund, upon a vote of the Board of Trustees or a majority vote of the Fund’s outstanding shares, without the payment of any penalty, on 10 calendar days’ written notice to JAM;

•	Requires that all compensation earned under the interim investment advisory agreement will be held in an interest-bearing escrow account with the Fund’s custodian or a bank;

•
Provides that JAM will be paid only the lesser of (i) JAM’s costs incurred in performing the contract (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (including interest earned);

•
Otherwise contains the same terms and conditions as the Wisdom Fund’s current investment advisory agreement, except such terms as the Board of Trustees, including a majority of those who are not interested persons of the Fund, found to be immaterial.

JAM has agreed to waive its fees under the interim agreement to the extent that the Wisdom Fund’s annual fund operating expenses during the term of the interim investment advisory agreement would exceed 1.95%.  It is expected that this will mean, in effect, that JAM will earn no compensation for managing the Wisdom Fund under the interim agreement.  JAM has a contractual right to reimbursement of fees waived in certain circumstances, none of which is expected to arise with respect to the Wisdom Fund.

In addition, as discussed more fully under “Comparative Fee Tables and Expense Example,” AIC remains contractually obligated to assume expenses of the Wisdom Fund, if necessary, in an amount that limits the Wisdom Fund’s total annual fund operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under a Rule 12b-1 Plan, and acquired fund fees and expenses) to not more than 1.75% of the average daily net assets of the Fund for the fiscal year ending May 31, 2010, after taking into account JAM’s agreement to waive fees as described above.

Comparison of the Rights of Wisdom Fund and Jacob Fund Shareholders

The Wisdom Fund is a series of The New Providence Trust, an open-end management investment company organized as a Massachusetts statutory trust that is authorized to issue an unlimited number of shares of beneficial interest.  The Jacob Fund is organized as a diversified series of Jacob Internet Fund Inc., an open-end management investment company organized as a Maryland corporation.  Jacob Internet Fund Inc. is authorized to issue an unlimited number of shares of beneficial interest.

The New Providence Trust is governed by a Declaration of Trust and By-Laws and the Jacob Internet Fund Inc. is governed by Articles of Incorporation and By-Laws.  Key differences affecting the rights of shareholders under the The New Providence Trust’s Declaration of Trust/By-Laws and the Jacob Internet Fund Inc.’s Articles of Incorporation/By-Laws are presented below.

	The New Providence Investment Trust	Jacob Internet Fund Inc.
Quorum
Except as otherwise  provided by law, the holders of a majority of the outstanding  Shares of the  Trust present in person or by proxy shall constitute a quorum for the transaction of any business at any meeting of  shareholders.
One-third of the outstanding shares of the trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.
Vote	Except when a larger vote is required by law, the Trust Instrument or By-Laws, all other matters are generally decided by a majority of the votes cast entitled to vote thereon.	Except when a larger vote is required by law, the Articles of Incorporation or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on.
Maximum number of days prior to a shareholders’ meeting during which a record date may be set by that Fund’s Board
The Trustees may fix in advance a date up to ninety days prior to the date of any shareholders’ meeting as a record date for the determination of the shareholders entitled to notice of and to vote at, any such meeting.

The Directors may fix in advance a date up to ninety days and not less than ten days prior to the date of any shareholders’ meeting as a record date for the determination of the shareholders entitled to notice of and to vote at, any such meeting.

Notice of a shareholder meeting
The Secretary shall call a meeting of shareholders by giving written notice of the place, date, time and purposes of that meeting at least 10 days before, but not more than 45 days before, the date of such meeting.

The Secretary shall call a special meeting of shareholders by giving written notice of the place, date, time and purposes of that meeting at least ten and not more than ninety days before the date of such meeting.

Shareholders’ ability to request a shareholder meeting	The Secretary shall call a special meeting of shareholders upon the written request of shareholders owning not less than 10% of the outstanding shares entitled to vote.
The Secretary shall call a special meeting of shareholders upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote provided that 1) such request shall state the purposes of such meeting and the matters to be acted on, and 2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof.

Comparison of Maryland Corporation vs. Massachusetts Statutory Trust

In general, the charter documents governing Jacob Internet Fund, Inc. are similar to those documents governing The New Providence Trust.  Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of a shareholder of a Massachusetts statutory trust, the attributes of a share of common stock are comparable to those of a share of beneficial interest, i.e., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

It should be noted that under Maryland law, Jacob Internet Fund Inc.’s shareholders have no personal liability for Jacob Internet Fund, Inc.’s acts or obligations.  Under Massachusetts law, shareholders generally are not personally liable for the obligations of a Massachusetts statutory trust.  A shareholder is generally entitled to the same limitation of liability extended to stockholders of private, for-profit corporations.  Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states.  As a result, to the extent that The New Providence Trust or a shareholder of the Wisdom Fund is subject to the jurisdiction of courts of those states, the courts may not apply Massachusetts law, thereby subjecting the shareholder to liability.  To guard against this risk, The New Providence Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations.  In addition, the Declaration of Trust provides for indemnification and reimbursement of expenses out of the Fund’s property for any shareholder held personally liable for its obligations, and it also provides that all third parties shall look solely to The New Providence Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Massachusetts law; (2) the Declaration of Trust’s limitation of liability is invalidated; and (3) the Wisdom Fund is unable to meet its obligations to indemnify a shareholder.  In light of Massachusetts law, the nature of The New Providence Trust’s business and the nature of its assets, The New Providence Trust’s Board of Trustees believes that the risk of personal liability to a shareholder is highly unlikely and is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

The Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan.  A copy of the form of Plan is attached as Attachment II to this Prospectus/Proxy Statement.

The Plan provides that the Wisdom Fund will convey to the Jacob Fund all of its assets.  In return, the Jacob Fund will deliver to the Wisdom Fund full and fractional shares of having an aggregate value equal to the aggregate value of the net assets of the Wisdom Fund, as determined pursuant to the terms of the Plan.  Immediately after the transfer of assets, the Wisdom Fund will distribute to its shareholders of record the shares of the Jacob Fund received by the Wisdom Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis.  Subsequently, the Wisdom Fund will completely liquidate.

The Jacob Fund shall assume and pay when due all obligations and liabilities of the Wisdom Fund existing on or after the effective date of the reorganization, whether absolute, accrued, contingent or otherwise.

Until the Closing Date, shareholders of the Wisdom Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests to redeem shares of the Jacob Fund.

The obligations of the Wisdom Fund and the Jacob Fund under the Plan are subject to various customary conditions, including approval of the shareholders of the Wisdom Fund.  The Plan also requires that the Jacob Fund and the Wisdom Fund take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan.  The Plan may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Attachment II to this Prospectus/Proxy Statement to review the terms and conditions of the Plan.

Reasons for the Reorganization and Trustees’ Considerations

As indicated above, AIC (the investment adviser to the Wisdom Fund) and the Board of Trustees determined to approve the Reorganization in light of a number of factors, including the Wisdom Fund’s small size, limited sales projections and related increased expense levels.

AIC and the Board of Trustees engaged in discussions regarding alternatives for the Wisdom Fund, including the Reorganization, that would allow shareholders of the Wisdom Fund to maintain their investment in a registered mutual fund with a similar portfolio of investments, permit exchanges of shares with other mutual funds, and retain the potential to benefit from the Wisdom Fund’s capital loss carry forward amounts.  The Trustees convened several times to consider the future of the Wisdom Fund.  During discussions the Trustees raised various questions and received responsive information from AIC regarding the alternatives, including the Reorganization.  At a meeting held on [_____], 2009, the Trustees were presented with information to assist them in evaluating the Reorganization, such as:

•	The terms and conditions of the Plan;
•	The relative compatibility of investment objectives and principal investment strategies of the Jacob Fund with those of the Wisdom Fund;
•	The relative past performance of the Wisdom Fund;
•	The anticipated effect of the Reorganization on the fees and expense ratios borne by Wisdom Fund shareholders if they become shareholders of the Jacob Fund;
•	The capabilities, practices and resources of JAM in managing the Jacob Fund;
•	The anticipated federal income tax treatment of the Reorganization and tax consequences to the Wisdom Fund and its shareholders, including retention of capital loss carryforward benefits;
•	Anticipated dispositions of portfolio securities in connection with the Reorganization;
•	The costs incurred in connection with the Reorganization, and the payment of certain of the expenses of the Reorganization by JAM;
•	Alternatives to the proposed Reorganization, including liquidation of the Wisdom Fund and the viability of the Wisdom Fund absent approval of the proposed Reorganization;
•	The conclusion that shareholders of the Wisdom Fund would not experience any dilution as a result of the Reorganization; and
•	Benefits to and recommendation of AIC.

Comparison of Investment Objectives and Policies and Expenses.  The Trustees considered that, while the investment objectives of the Funds are not identical, there is expected to be overlap between the investment objectives and policies of the Jacob Fund and the Wisdom Fund.  The Trustees took into account that the stated investment objective of the Wisdom Fund is unique, but that it provides the manager with relatively broad discretion in choosing investments which allows for overlap between the Funds.  The Trustees noted that the expense comparisons between the Wisdom Fund and the Jacob Fund are favorable for Wisdom Fund shareholders.

JAM’s Capabilities.  The Trustees considered JAM’s portfolio management capabilities and the experience of the portfolio managers.  The Trustees also considered, among other things, the size of the Jacob fund complex, the fact that JAM had $39,000,000 in assets under management as of September 30, 2009, and the investment options and strategies that would be available to Wisdom Fund shareholders through exchanges of shares, and the shareholder services offered.

Tax Consequences.  The Trustees considered that they were advised (i) that the Reorganization, unlike certain alternatives, would be treated as “tax-free” for federal income tax purposes; (ii) of other tax matters that affect the relative desirability of the Reorganization to Wisdom Fund shareholders, such as the ability of shareholders to benefit from the retention of capital loss carryforwards; and (iii) that it is likely that a portion of the portfolio securities in the Wisdom Fund will be disposed of prior to the Closing Date.  In this regard, the Trustees considered that dispositions of portfolio securities may result in the realization of capital gains that, to the extent not offset by capital losses, will be distributed to Wisdom Fund shareholders prior to consummation of the Reorganization.

Expenses of the Reorganization.  The Trustees considered that JAM will bear the costs of the Reorganization, including legal, accounting, printing, proxy solicitation and similar expenses, although the Wisdom Fund is expected to bear transaction costs associated with the purchase or disposition of portfolio securities made in connection with the Reorganization.

Alternatives to the Proposed Reorganization.  The Trustees considered alternatives to the Reorganization, including (i) reorganizing the Wisdom Fund into funds in other fund complexes, and (ii) liquidating the Wisdom Fund, and the fact that only certain other alternatives were viable and some alternatives had undesirable aspects for Wisdom Fund shareholders.

Benefits to AIC.  The Trustees considered that they had been advised that AIC would receive compensation from JAM related to the Reorganization, in the event that the Jacob Fund grew to a larger size in the future.  The Trustees also considered AIC’s indication that it would be not be willing to continue operating the Wisdom Fund on a longer term basis, that AIC’s principal owner and portfolio manager believed that the Reorganization was in the best interest of shareholders.

Section 15(f) of the 1940 Act.  Section 15(f) of the 1940 Act provides a safe harbor for an investment adviser of a registered investment company (or any affiliated persons of the investment adviser) to receive any amount or benefit in connection with a sale of securities or other interest in the investment adviser, provided that two conditions are satisfied.  First, an “unfair burden” may not be imposed on the investment company as a result of the sale, or any express or implied terms, conditions or understandings applicable to the sale.  The term “unfair burden,” as defined in Section 15(f) of the 1940 Act, includes any arrangement during the two-year period after the sale whereby the investment adviser (or predecessor or successor adviser), or any “interested person” of the adviser (as defined in the 1940 Act), receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services).  Second, during the three-year period after the sale, at least 75% of the members of the investment company’s board of directors cannot be “interested persons” (as defined in the 1940 Act) of the investment adviser or its predecessor (“Independent Directors”).  AIC and JAM believe there are no circumstances arising from the Reorganization that might result in the imposition of an “unfair burden” (as defined in Section 15(f) of the 1940 Act) on the Jacob Fund.  Moreover, JAM has agreed that, for two years after the consummation of the Reorganization, it will refrain from imposing any unfair burden on the Jacob Fund, which includes refraining from proposing any increase in fees paid by the Jacob Fund to JAM.  Upon the closing of the Reorganization, 75% of the Jacob Fund Board members will be classified as Independent Directors and JAM and the Jacob Internet Fund Inc. board expect to maintain a board structure so that at least 75% of the Board members are classified as Independent Directors during the three-year period after the completion of the Reorganization.

Based on the foregoing, together with other factors and information considered to be relevant, the Trustees unanimously determined that the Reorganization is in the best interests of the Wisdom Fund and its shareholders.  Consequently, the Trustees approved the Reorganization and directed that the Plan be submitted to the shareholders of the Wisdom Fund for approval.  The Board of Trustees unanimously recommends that shareholders vote FOR the proposal.

Description of the Securities to be Issued

Holders of all classes of Wisdom Fund shares will receive shares of the same class of common stock of the Jacob Fund in the Reorganization.  Each share of the Jacob Fund represents an equal proportionate interest with each other share of the Jacob Fund, and each such share of the Jacob Fund is entitled to equal liquidation and redemption rights.  For more information about redemption rights and exchange privileges, please refer to the “Purchase of Fund Shares” and the “Exchange of Fund Shares” sections, respectively, in the enclosed Jacob Fund Prospectus.

Each Wisdom Fund shareholder will receive a pro rata share of the Jacob Fund shares in the Reorganization.  The number of shares the Wisdom Fund will receive will be based on the relative net asset values of various share classes the Wisdom Fund and the Jacob Fund as of the close of business on the Closing Date.  The Wisdom Fund’s assets will be valued using the valuation procedures used to value the assets of the Jacob Fund.  The value per share of the Jacob Fund shares you receive may vary depending on which share class of the Wisdom Fund you hold, but the aggregate value of your holdings will be the same.

The total value of your holdings will not change as a result of the Reorganization, except to the extent that the Jacob Fund’s valuation procedures differ from the Wisdom Fund’s valuation procedures.  For example, if the value of a portfolio asset held by the Wisdom Fund is higher when using the Wisdom Fund’s valuation procedures (as compared to using the Jacob Fund’s valuation procedures), then the application of the Jacob Fund’s valuation procedures on the Closing Date will cause the dollar value of your holdings in the Jacob Fund after the Reorganization to be less than the dollar value of your holdings in the Wisdom Fund prior to the Reorganization, all other things being equal.  AIC is monitoring this matter and will continue to do so up to the closing of the Reorganization.  AIC does not believe that differences in the valuation procedures of the Jacob Fund and Wisdom Fund would have any material impact on shareholders in connection with the Reorganization.

For more information regarding valuation procedures, please refer to the section of this Prospectus/Proxy Statement entitled “Do the procedures for pricing fund shares differ between the Wisdom Fund and the Jacob Fund?”

Management of the Wisdom Fund

AIC is the former investment adviser for the Wisdom Fund.  The principal business address of AIC is 4161 Harris Trail, NW, Atlanta, Georgia 30327.  As of September 30, 2009, AIC managed $[_________] in assets.  JAM is the interim investment adviser for the Wisdom Fund.

Investment Advisory Agreement

For its services as investment adviser, AIC was entitled to a monthly advisory fee based upon the annual rate of 0.50% of the first $500 million of the Fund’s average daily net assets and 0.40% of all assets over $500 million.  Under an expense limitation agreement, AIC waives all or a portion of its fee and reimburses expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the Fund’s average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees, and payments, if any, under a Rule 12b-1 Plan.  The current term of the expense limitation expires May 31, 2010 and it will not renewed.  For the fiscal year ended in 2008, there were no reimbursed expenses, but advisory fees were waived in the amount of $777 and for the fiscal year ended 2009, reimbursed expenses amounted to $44,320 and advisory fees waived amounted to $59,386.  Subject to approval by the Trustees, AIC may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund’s total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.75% as described above.  See the “Management of the Fund - Expense Limitation Agreement” section of the Wisdom Fund prospectus for more detailed information.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the investment advisory agreement for the Wisdom Fund is available in the Semi-annual Report to shareholders for the six-month period ended November 30, 2008 and, when available, in the Semi-annual Report to shareholders for the six-month period ending November 30, 2009.

Wisdom Fund’s Portfolio Manager

C. Douglas Davenport, J.D., President of AIC, was responsible for the day-to-day management of the Fund’s portfolio including the selection of investments on behalf of the Fund.

Mr. Davenport has been involved with the AIC since its inception in 1998.  Previously, Mr. Davenport served as a stockbroker and held advisory positions with various investment company service providers.

For more information about the Wisdom Fund’s management, such as the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund, please refer to the “Management of the Fund” section of the Wisdom Fund’s Prospectus and to the “Management and Other Service Providers” section of the Wisdom Fund’s Statement of Additional Information.

Management of the Jacob Fund

JAM, 653 Manhattan Beach Blvd. #J, Manhattan Beach, California 90266, is the Jacob Fund’s investment manager.  As of September 30, 2009, JAM managed $39 million in assets.

Investment Management Contract

For its services as investment manager to the Jacob Fund, JAM is entitled to a fee, which is calculated daily and paid monthly, based on daily net assets, at an annual rate of 0.50% on the first $500 million of the fund’s net assets; 0.40% on the next $500 million of the fund’s net assets.  JAM has contractually agreed, through two years after the Reorganization, to waive its advisory fees in an amount up to an annual rate of 0.50% of the average daily net assets, to the extent that the Jacob Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 1.95% of the Jacob Fund’s average daily net assets.  Pursuant to this fee waiver agreement for the Jacob Fund, JAM is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by JAM will not cause the Jacob Fund’s expense level to exceed 1.95%.  Please note that the maximum waiver is 0.50%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 1.95%.  The Jacob Fund has not previously paid JAM any management fees because it has not yet commenced operations.  If the Reorganization is approved, the resulting combined Fund will retain the Jacob Fund’s management fee structure described above.

A discussion regarding the basis for the Jacob Fund’s board of directors approval of the investment management contract of the Jacob Fund will be available in a future semiannual or annual report, as applicable.

Jacob Fund’s Portfolio Managers

The Jacob Fund is managed by a team of dedicated professionals.  The portfolio managers of the team are as follows:

Ryan I. Jacob is the Chief Portfolio Manager of the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Jacob is the founder and Chief Executive Officer of JAM, as well as President of Jacob Internet Fund Inc.  He has served as Chief Portfolio Manager of the Jacob Internet Fund since its inception in 1999.  Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through June 24, 1999.  Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998.  Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998.  Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994.  Mr. Jacob, a graduate of Drexel University, has over 17 years of investment experience.

Francis J. Alexander is an assistant portfolio manager of the Jacob Fund, and assists Mr. Jacob in the management of the Jacob Fund’s assets and securities.  Mr. Alexander also is an assistant portfolio manager of the Jacob Internet Fund.  He was Chief Portfolio Manager of The Internet Fund, Inc. from October 21, 1996 (inception) through December 19, 1997 and thereafter was a portfolio manager of that fund while Mr. Jacob served as Chief Portfolio Manager.  Mr. Alexander was a portfolio manager with Lepercq, de Neuflize & Co. Inc. from May 1998 to March 2002.  He has served as President of Alexander Capital Management, Inc. since 1985.  Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John’s University.  Mr. Alexander has over 37 years of investment experience.

Darren Chervitz is the Director of Research for JAM.  Mr. Chervitz’s responsibilities include providing research to assist the portfolio managers in their selection of securities for the Jacob funds.  Prior to his employment with JAM, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999.  Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999.

For more information about the Jacob Fund’s management, such as portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Jacob Fund or other funds that they manage, please refer to the “Management, Organization and Capital Structure” section of the Jacob Fund’s Prospectus and to the “Investment Advisory and Other Services” section of the Jacob Fund’s Statement of Additional Information.

Distribution of the Funds

Wisdom Fund. Capital Investment Group, Inc. (the “Capital Investment Group”), whose address is 17 Glenwood Avenue, Raleigh, North Carolina 27612, acts as distributor to the Wisdom Fund under a Distribution Agreement with The New Providence Trust.  For more information about the Wisdom Fund’s distribution, please refer to the “Distributor” section of the Wisdom Fund’s Prospectus and to the “Distributor” section of the Wisdom Fund’s Statement of Additional Information.

Jacob Fund. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, acts as the principal underwriter in the continuous public offering of the Jacob Fund’s shares.  The Board of Jacob Internet Fund Inc. has adopted a plan pursuant to Rule 12b-1 for the Jacob Fund.   The plan is designed to benefit the Jacob Fund and its shareholders.  The plan is expected to, among other things, increase advertising of the Jacob Fund, encourage purchases of the Jacob Fund’s shares and service to the shareholders, and increase or maintain assets of the Jacob Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios.  In addition, a positive cash flow into the Jacob Fund is useful in managing the Jacob Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.  The Jacob Fund may pay up to 0.35% per year of its average daily net assets. Such payments are intended to reimburse Quasar or others (such as JAM) for, among other things: (a) expenses incurred by such parties in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others; and (b) furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in, establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Jacob Fund to customers, receiving and answering correspondence, and aiding in maintaining their respective customers; all such services being provided in connection with the Jacob Fund’s shares.

For more information about the Jacob Fund’s distribution, please refer to the “Distribution Arrangements” section of the Jacob Fund’s Prospectus.  In addition, please refer to “The Distribution and Service Plan and the Distributor” section of the Jacob Fund’s Statements of Additional Information.

Financial Statements

Audited financial statements for the Wisdom Fund appear in the Wisdom Fund’s Annual Report dated May 31, 2009.  The financial statements, which were audited by Briggs, Bunting Dougherty, LLP, independent registered public accounting firm, as set forth in their reports therein, and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement.

The Jacob Fund is a new fund that has not yet commenced operations and has been created for the purpose of acquiring the Wisdom Fund’s assets and assuming its liabilities. As such, the Jacob Fund does not have any operating history or financial statements.

The Board of Trustees recommends that you vote FOR Proposal 1.

PROPOSAL 2

Amendment of the Declaration of Trust of the New Providence Investment Trust to Grant the Trustees the Power to Liquidate the Trust or a Series of the Trust

You are being asked to vote to amend the Declaration of Trust of the New Providence Investment Trust, of which the Wisdom Fund is a series, to grant authority to the Board of Trustees to liquidate the New Providence Investment Trust or its series without a shareholder vote.  As discussed above in regard to Proposal 1, in the event that the Reorganization is not approved or is not completed, the Trustees will evaluate other options for the New Providence Trust, including the possibility of liquidating the Trust.  To avoid the expense and delay of another shareholder vote to accomplish such liquidation in the event that the Trustees deem it advisable, the Declaration of Trust of the New Providence Trust would need to be amended.

Currently, a shareholder vote is required for the New Providence Trust or its series (including the Wisdom Fund) to be liquidated.  In the event that the Reorganization does not occur, the Board of Trustees would evaluate other alternatives, including the liquidation of the Wisdom Fund.  If that were to occur, the Wisdom Fund could avoid a costly additional proxy solicitation and meeting if the Board of Trustees had the authority to liquidate the Wisdom Fund without an additional shareholder vote.

What revisions are being proposed?

 The following shows the amendments proposed to be made to the Declaration of Trust.  Additions to the existing language are underlined, and deletions are crossed out.

ARTICLE XI …

(a) The Trust may be terminated by the affirmative vote of the holders of not less than a majority of the Shares of each Series of the Trust at any meeting of Shareholders or by an instrument in writing, without a meeting, signed by a majority of the Trustees (or by an officer of the Trust pursuant to a vote of a majority of the Trustees) and consented to by the holders of not less than a majority of such Shares. Any Series or Class may be so terminated by vote or written consent of not less than a majority of the Trustees of the Trust ~~Shares of such Series or Class~~. Upon the termination of the Trust or any Series or Class:   …

(ii) The Trustees shall proceed to wind up the affairs of the Trust or such Series or Class and all of the powers of the Trustees under this Declaration shall continue until the affairs of the Trust or such Series or Class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust or such Series or Class, collect its assets, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more persons at public or private sale for consideration that may consist in whole or in part of cash, securities or other property of any kind, discharge or pay its liabilities, and do all other acts appropriate to liquidate its business; provided that, except in the case of the termination of the Trust or its Series, any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all the Trust Property shall require approval of the consideration by vote or consent of the holders of a majority of the Shares entitled to vote;

In the event that the Reorganization is not approved or not consummated, and if proposal 2 is not approved by shareholders, the Board of Trustees will consider whether the Wisdom Fund remains viable.  If the Board of Trustees concludes that the Fund is not viable, the Board may request that shareholders voluntarily redeem all the shares of the Wisdom Fund so that without an additional shareholder vote.

PROPOSAL 3

To approve a new investment advisory agreement for the Wisdom Fund with the manager of the Jacob Wisdom Fund

You are being asked to approve an investment advisory agreement between the Wisdom Fund and JAM (the “New Advisory Agreement”), which is materially similar in most respects to the Fund’s Previous Advisory Agreement with AIC (the “Previous Advisory Agreement”).  A copy of the New Advisory Agreement is included as Attachment III.  The Board has approved the New Advisory Agreement and is now seeking shareholder approval.  If the Reorganization is approved, the Wisdom Fund will no longer operate and New Advisory Agreement will not take effect, but if the Reorganization is not approved, the New Advisory Agreement could take effect if approved.

The Fund’s Previous Advisory Agreement with AIC.  From the Wisdom Fund’s inception until November 23, 2009, AIC served as the investment adviser to the Wisdom Fund under the Previous Advisory Agreement.  Subject to the supervision and direction of the Trustees, under the Previous Advisory Agreement, AIC had overall responsibility for the general management of the Fund, provided the Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities.  AIC was formed in 1998 and is an investment advisor registered under the Investment Advisers Act of 1940, as amended.  AIC served solely as the investment adviser to the Fund and is located at 4161 Harris Trail, NW, Atlanta, Georgia 30327.  C. Douglas Davenport, J.D., President of AIC, was the portfolio manager responsible for the day-today management of the Fund’s portfolio including the selection of investments on behalf of the Fund.  Mr. Davenport has been involved with AIC since its inception in 1998.  Previously, Mr. Davenport served as a stockbroker and held advisory positions with various investment company service providers.

As compensation for managing the Fund, the Fund paid AIC a monthly fee at the annual rate of 0.50% of the first $500 million of the average daily net assets of the Fund and 0.40% on assets over $500 million.

During the Fund’s fiscal year ended May 31, 2009, AIC received advisory fees in the amount of $15,914 after waiving $59,386.  AIC also reimbursed the Fund $44,320 for the fiscal year ended May 31, 2009.

A discussion regarding the Trustees’ basis for approving the renewal of the Previous Advisory Agreement is available in the Fund’s Semi-annual Report to shareholders for the six-month period ended November 30, 2008.  You may obtain a copy of the Semi-annual Report, without charge, upon request to the Fund.

The New Advisory Agreement.  The New Advisory Agreement provides that JAM shall manage the Fund’s assets subject to and in accordance with the investment objectives and policies of the Fund and any directions that the Board of Trustees may issue from time to time.  JAM makes and implements all determinations with respect to the investment of the Fund’s assets and the purchase and sale of its investment securities, including the manner in which any voting rights pertaining to the Fund’s investment securities are exercised.

The New Advisory Agreement and Previous Advisory Agreement both provide the investment adviser with discretion in choosing brokers to execute portfolio trades for the Fund.  Under the New Advisory Agreement, when placing brokerage orders for the Fund, JAM shall seek to obtain best execution for the Fund, but this requirement is not deemed to obligate JAM to place any order solely on the basis of obtaining the lowest commission rate if the other standards set forth in this section have been satisfied.  To the extent that it continues to be lawful to do so and so long as the Board of Trustees determines that the Fund will benefit, directly or indirectly, by doing so, JAM may place orders with a broker that charges a commission in excess of the amount of commission that another broker would have charged, provided that the excess commission is reasonable in relation to the value of brokerage and research services provided by that broker.

The New Advisory Agreement and Previous Advisory Agreement both required JAM to provide certain other customary services for the Fund.  The New Advisory Agreement provides that JAM will make available and provide accounting and statistical information required by the Fund in the preparation of registration statements, reports and other documents required by federal and state securities laws and with such information as the Fund may reasonably request for use in the preparation of such documents or of other materials necessary or helpful for the underwriting and distribution of the Fund’s shares.  JAM shall make its officers and employees available to the Board of Trustees and officers of the Fund for consultation and discussions regarding the administration and management of the Fund and its investment activities.

Subject to the legally-required approval of the Fund’s shareholders, JAM may, at its expense, select and contract with one or more other registered investment advisers to perform some or all of the services for the Fund for which it is responsible under the New Advisory Agreement.  The Previous Advisory Agreement did not expressly authorize the investment adviser to hire sub-advisers, although this would not have prevented the investment adviser from doing so.

The New Advisory Agreement and Previous Advisory Agreement both provide that the investment adviser must provide its advisory services at its own cost, and that the Fund is responsible for its other expenses.  Under the New Advisory Agreement, the Fund will continue to pay all of its own expenses (other than those expressly assumed by JAM), including (i) fees and expenses paid to JAM; (ii) auditing expenses; (iii) expenses of fund administration and accounting agent, transfer agent, registrar, custodian, dividend disbursing agent and shareholder record-keeping services;  (iv) expenses of obtaining quotations for calculating the value of the Fund’s net assets;  (v) salaries and other compensation of executive officers of the Fund who are not officers, directors, stockholders or employees of JAM, except that the Fund may bear its proportionate share of the cost of any chief compliance officer even if such officer is an officer, director, stockholder or employee of JAM; (vi) taxes levied against the Fund; (vii) brokerage fees and commissions in connection with the purchase and sale of securities for the Fund, and the costs of proxy voting services; (viii) borrowing costs; (ix) costs and Trustee fees incident to meetings of the Board of Trustees and shareholders of the Fund, reports and prospectuses to the Fund’s shareholders, the filing of reports and registration statements with regulatory bodies and the maintenance of the Fund’s legal existence; (x) legal fees; (xi) trade association dues; and (xii) the Fund’s pro rata portion of fidelity bond, errors and omissions, and directors and officer liability insurance premiums.

As with the Previous Advisory Agreement, JAM will be compensated, on a monthly basis, at an annual rate of 0.50% of the first $500 million of the Fund’s net assets and 0.40% of net assets above $500 million.

Under the New Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, JAM shall not be subject to liability to the Fund for any act or omission or connected with rendering services to the Fund or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund.  In contrast, the Previous Advisory Agreement provided indemnification in addition to protecting JAM from liability to the Fund.

The New Advisory Agreement and the Previous Advisory Agreement provide that either the Fund or the investment adviser may terminate the agreement without penalty upon sixty days’ written notice, and it will terminate automatically in the event of its assignment.  As with the Previous Advisory Agreement, the New Advisory Agreement runs for an initial term of two years, and must be approved by the Board of Trustees at least annual thereafter.

For further information about JAM, the portfolio managers, and the expense structure of the Wisdom Fund, see the discussion of proposal 1.

Board Considerations.  In considering the New Advisory Agreement, the Board considered, among other considerations and in addition to those discussed with regard to proposal 1 under “Reasons for the Reorganization and Trustees’ Considerations,” the following:

•	A comparison of the terms of the New Advisory Agreement versus the Fund’s previous investment advisory agreement with AIC;
•
JAM’s adequate investment capabilities and past performance with its other Funds, as well as a comparison of the services to be rendered and the amounts to be paid (including fee waivers) compared to those of other funds managed by JAM;

•	JAM’s undertaking to continue to provide a fee waiver, especially in light of the Fund’s relatively small amount of net assets and potential for future sales;
•	The nature, extent, and quality of services to be provided by JAM, in particular JAM’s ability and undertaking to continue managing the Fund according to its unique investment objective;
•
That economies of scale are unlikely to be realized for the Wisdom Fund because it is unlikely to experience significant inflows, and thus fee levels need not reflect economies of scale for the benefit of Fund investors.

Wisdom Fund’s Administrator. The Nottingham Company (“Nottingham”), 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, serves as the administrator and fund accounting agent for the Wisdom Fund.  Nottingham assists in the performance of the administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  Nottingham also makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.  For these services, Nottingham is compensated by the Fund pursuant to an Amended and Restated Fund

Accounting and Compliance Administration Agreement.  If the Reorganization is not approved and the New Advisory Agreement is approved, Nottingham will continue to provide these services to the Wisdom Fund.

No fees were paid during the Wisdom Fund’s last fiscal year to JAM or any affiliated persons of JAM.

The Fund’s Current, Interim Advisory Agreement.  Because AIC has resigned as manager of the Wisdom Fund, the Board of Trustees investigated various options for management of the Wisdom Fund pending the completion of the Reorganization.  The Board determined at a Special Meeting of the Board held on November 23, 2009 to enter into an interim investment advisory agreement (the “Interim Advisory Agreement”) with JAM pending the completion of the Reorganization. The Wisdom Fund currently operates under this Interim Advisory Agreement.  The terms of the Interim Advisory Agreement are substantially similar to those of the previous investment advisory agreement between the Trust and AIC, except that, subject to Rule 15a-4 of the Investment Company Act of 1940, as amended, (i) JAM’s management fee is held in an interest-bearing escrow account to be paid to JAM upon the expiration of the Interim Advisory Agreement; (ii) the term of the Interim Investment Advisory Agreement is the earlier of 150 days from the date of the agreement or the date the New Advisory Agreement (as defined below) is approved by the shareholders of the Fund; and (iii) the Interim Advisory Agreement may be terminated by the Fund on 10 days’ written notice to JAM.

To facilitate management of the Wisdom Fund under JAM, Francis J. Alexander, Portfolio Manager, was appointed Vice President of the Trust.  C. Douglas Davenport, President of AIC, continues to serve as a Trustee.

The Board unanimously recommends that you vote FOR proposal 3.

VOTING INFORMATION

What vote is required to approve the proposals?

Each proposal must be approved by the vote of a majority of the shares entitled to vote.  For each proposal, all of the outstanding shares of the Wisdom Fund are entitled to vote.

How many votes am I entitled to cast?

As a shareholder of the Wisdom Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, you own of the Wisdom Fund on the record date.  The record date is December 11, 2009.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope.  You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions.  If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call [_________].

About this prospectus/proxy statement.

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board of Trustees of the Wisdom Fund, to be used at the Meeting.  This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Wisdom Fund on or about [_____], 2010.  Only shareholders of record as of the close of business on the Record Date, December 11, 2009, will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of three ways:

•	By mail, with the enclosed proxy card;
•	In person at the Meeting; or
•	By telephone.

To vote by Telephone:
(1) Read the Prospectus/Proxy Statement and have your proxy card at hand.
(2) Call the 1-800 number that appears on your proxy card.
(3) Enter the control number set forth on the proxy card and follow the instructions.

We encourage you to vote by telephone by using the control number that appears on your enclosed proxy card.  Use of telephone voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:  (i) by filing a written notice of revocation with the Wisdom Fund; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted.  Being present at the Meeting alone does not revoke a previously executed and returned proxy.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan of Reorganization and the Reorganization contemplated thereby.

Who is the Proxy Solicitation Firm?

[__________] is a third party proxy solicitor hired to call shareholders and record proxy votes.  In order to hold a shareholder meeting, quorum must be reached – which in the case of the Meeting is a majority of the Wisdom Fund shares present in or by proxy at the Meeting.  If quorum is not attained, the Meeting must adjourn to a future date, or the Wisdom Fund may collect consents to approve the proposals without continuing the Meeting.  The proxy solicitor may attempt to reach shareholders via multiple mailings to remind shareholders to cast their vote.  As the Meeting approaches, phone calls may be made to shareholders who have not yet voted their shares so that the Meeting do not have to be postponed.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Wisdom Fund’s Trustees, officers of The New Providence Trust, by personnel of AIC, the Wisdom Fund’s investment adviser, the Wisdom Fund’s administrator or transfer agent, and personnel of the Wisdom Fund’s distributor, or by broker-dealer firms.

[_________], a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[______].  It is expected that the solicitation will be primarily by [mail].  As the date of the Meeting approaches, however, certain Wisdom Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Wisdom Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information provided by the person agrees with the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposals described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  [Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.]

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

The Wisdom Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of AIC, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

What are the quorum requirements for the Meeting?

The holders of a majority of the shares issued and outstanding and entitled to vote at a meeting, present in person or represented by proxy, constitutes a quorum for the New Providence Trust. The majority of shareholders present in person or by proxy may vote to adjourn the Meeting from time to time without further notice.

What if there are not enough votes to reach quorum or to approve the proposals by the scheduled Meeting date?

To facilitate receiving a sufficient number of votes, we may need to take additional action.  [___________], a proxy solicitation firm, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.  If there are not sufficient votes to approve the proposals or to achieve a quorum by the time of the Meeting, the Meeting may be adjourned from time to time to permit further solicitation of proxy votes, or the Wisdom Fund may continue collecting sufficient consents to approve the proposals without a Meeting.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting at a later date.  If a quorum is present but there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plan of Reorganization.  Any adjournment will require the affirmative vote of a majority of the Wisdom Fund’s shares present at the Meeting.  If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plan, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  Such instructions will have the same effect as that of a vote against approval of the Plan of Reorganization, because approval requires affirmative votes.

Other Matters

The Board of Trustees of the Wisdom Fund does not intend to bring any matter before the Meeting other than that described in this Prospectus/Proxy Statement.  The Trustees are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

You may request inclusion in The New Providence Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders.  The submission of a proposal does not guarantee its inclusion in a proxy statement and is subject to limitations under the federal securities laws.  Neither Fund is required to hold regular meetings of shareholders, and in order to minimize its costs, they do not hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of Trustees of the Trust.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Wisdom Fund

Only shareholders of record of the Wisdom Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.  As of the close of business on the Record Date, the Wisdom Fund had [________] shares outstanding.  Unless otherwise noted below, as of the Record Date, the current officers and Trustees of The New Providence Trust in the aggregate beneficially owned less than 1% of the shares of the Wisdom Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Wisdom Fund:

Name and Address	No. of Shares	Percent of the Class Total Assets Held by Shareholders	Type of Ownership

Jacob Fund

As of the Record Date, the Jacob Fund has not yet commenced operations and has no outstanding shares.

MORE INFORMATION ABOUT THE FUNDS

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC.  Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549.  The SEC maintains an Internet World Wide Website (at www.sec.gov) which contains other information about the Fund.

ATTACHMENTS TO PROSPECTUS/PROXY STATEMENT

Attachment I	Comparison of the Fundamental and Non-Fundamental Investment Policies of the Wisdom Fund and the Jacob Fund

Attachment II	Form of Agreement and Plan of Reorganization

Attachment III      Form of Investment Advisory Agreement

Attachment I - COMPARISONS OF THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE WISDOM FUND AND THE JACOB FUND

While the fundamental and non-fundamental investment policies of the Wisdom Fund and the Jacob Fund are comparable, there are certain differences to note.  With respect to borrowing and the loaning of portfolio securities, the Wisdom Fund and the Jacob Fund have slightly different fundamental policies, with Jacob Fund’s policy more clearly conforming to applicable regulatory requirements. With respect to industry concentration, the Wisdom Fund’s policies allow for concentrated investments in pursuit of the Fund’s objective of investing in securities owned by Berkshire Hathaway Inc.

The Funds share several some investment policies, for example the policy with respect to investments in companies for the purpose of exercising control of management, although in that case such policy is fundamental for the Wisdom Fund but non-fundamental for the Jacob Fund.  The Wisdom Fund and the Jacob Fund have also each adopted non-fundamental investment policies, and the Wisdom Fund has adopted some fundamental investment policies, that the other Fund has not.  For example, the Wisdom Fund has adopted non-fundamental investment policies with respect to selling Fund assets short; participating on a joint basis in securities trading accounts; purchasing the securities of investment companies; entering into futures contracts or options; investing in foreign securities traded abroad; investing in unseasoned issuers; and investing in certain issuers whose shares are owned by persons associated with the Wisdom Fund.  In addition, the Wisdom Fund has a fundamental investment policy against purchasing securities when borrowings exceed a specified limitation.

Below is a detailed side-by-side comparison of the Wisdom Fund’s and the Jacob Fund’s fundamental and non-fundamental investment policies.  Fundamental investment policies and limitations can be changed only by shareholder vote, whereas non-fundamental investment policies and limitations can be changed by the Board of Trustees/Directors without a shareholder vote.

Wisdom Fund (Wisdom Fund)	Jacob Fund (Jacob Wisdom Fund)
The Fund may not issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets.  The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets. (Fundamental)

The Fund will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).  (Fundamental)

The Fund may not underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.  (Fundamental)

The Fund will not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.  (Fundamental)

The Fund may not purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases).  (Fundamental)

The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.  (Fundamental)

The Fund may not make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities. (Fundamental)
The Fund will not make loans, provided that this restriction does not prevent the Fund from          purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.  (Fundamental)

The Fund may not concentrate its investments by investing 25% or more of its total assets in any one industry, unless such concentration of investments in any one industry or group of industries would be necessary, from time to time, in order for the Fund to achieve its objective of investing, as closely as possible, in the same securities known to be owned by Berkshire Hathaway Inc. (Fundamental)

The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid   concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  (Fundamental)

The Fund may not purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases).  (Fundamental)

The Fund will not purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.  (Fundamental)

No corresponding policy or limitation.
The Fund will not change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.  (Fundamental)

The Fund may not invest for the purpose of exercising control or management of another issuer. (Fundamental)	The Fund will not invest in companies for the purpose of exercising control of management. (Non-Fundamental)
The Fund may not invest more than 15% of its net assets in illiquid securities.  For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.  (Non-Fundamental)

The Fund will not invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable.  If more than 15% of the Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.  (Non-Fundamental)

The Fund may not participate on a joint or joint and several basis in any trading account in securities. (Fundamental)	No corresponding policy or limitation.
The Fund may not invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act. (Fundamental)	No corresponding policy or limitation.
No corresponding policy or limitation.	The Fund will not purchase securities on margin. (Non-Fundamental)
The Fund may not make short sales of securities or maintain a short position, except short sales “against the box.”  (A short sale is made by selling a security the Fund does not own.  A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)  While the Fund has reserved the right to make short sales “against the box,” the Advisor has no present intention of engaging in such transactions at this time or during the coming year.  (Non-Fundamental)
No corresponding policy or limitation.
The Fund may not purchase foreign securities other than those traded on domestic U.S. exchanges. (Non-Fundamental)	No corresponding policy or limitation.
The Fund may not write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options, except to the extent permitted by the Fund’s prospectuses and SAI as those documents may be amended from time to time.  (Non-Fundamental)
No corresponding policy or limitation.
The Fund may not invest in securities of issuers which have a record of less than three years’ continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities.  (Non-Fundamental)
No corresponding policy or limitation.
The Fund may not invest in the securities of any issuer if those officers of the Trust or Trustees and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer’s securities.  (Non-Fundamental)
No corresponding policy or limitation.

Attachment II - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this ______ day of ______________, 2009, by and between Jacob Internet Fund Inc. (the “Acquiring Company”), a corporation created under the laws of the State of Maryland, with its principal place of business at 653 Manhattan Beach Boulevard, #J, Manhattan Beach, CA  90266, on behalf of its series, Jacob Wisdom Fund (“Acquiring Fund”), and New Providence Investment Trust (“New Providence Trust”), a statutory trust created under the laws of the State of Massachusetts, with its principal place of business at 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802, on behalf of its series, Wisdom Fund (“Acquired Fund”).  (The Acquiring Company, on behalf of the Acquiring Fund, and New Providence Trust, on behalf of the Acquired Fund, are hereinafter collectively referred to as the “parties”).  Jacob Asset Management of New York LLC, a Delaware limited liability company (“JAM”), joins this Agreement solely for the purposes of Section 10.

PLAN OF REORGANIZATION

The reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Company on behalf of the Acquiring Fund of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of common stock, par value $0.001, of the Acquiring Fund; (ii) the assumption by the Acquiring Company on behalf of the Acquiring Fund of all of the Liabilities (as defined in Section 1 below) of the Acquired Fund; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth. The Acquiring Fund currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and Liabilities (as defined in Section 1 below) of the Acquired Fund.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and
Dissolution of the Acquired Fund

(a)           Upon satisfaction of the conditions precedent described in Section 9 hereof, New Providence Trust will convey, transfer and deliver to the Acquiring Company on behalf of the Acquiring Fund, at the Closing, all of the then-existing assets of the Acquired Fund (the “Assets”).  In consideration thereof, the Acquiring Company agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations and liabilities (as reflected in the statement of assets and liabilities to be provided under Sections 4(e) and 7(f) of this Agreement) of the Acquired Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that the Acquiring Company shall deliver to New Providence Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, without par value, of the Acquiring Fund equal in aggregate value to the aggregate value of full and fractional shares of beneficial interest, without par value, of the Acquired Fund outstanding at the time of calculation of the Acquired Fund’s net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Effective Date of the Reorganization.  The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Company shall distribute to the Acquired Fund’s shareholders the shares of the Acquiring Fund in accordance with this Agreement and the resolutions of the Board of Directors of the Acquiring Company authorizing the transactions contemplated by this Agreement.

(b)           In order to effect the delivery of shares described in Section 1(a)(ii) hereof, the Acquiring Company will establish an open account of the Acquiring Fund for each shareholder of the Acquired Fund and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, without par value, of the Acquiring Fund equal to the number of full and fractional shares of beneficial interest which such shareholder holds in the Acquired Fund at the time of calculation of the Acquired Fund’s NAV on the business day immediately preceding the Effective Date of the Reorganization.  Fractional shares of the Acquired Fund are, and fractional shares of the Acquiring Fund will be, carried to the third decimal place.  On the Effective Date of the Reorganization, each certificate, if any, representing shares of the Acquired Fund will be deemed to represent the same number of shares of the Acquiring Fund.  Simultaneously with the crediting of the shares of the Acquiring Fund to the shareholders of record of the Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled.

At the time of calculation of the Acquired Fund’s NAV on the Valuation Date, the NAV per share of the shares of the Acquiring Fund shall be deemed to be the same as the NAV per share of the share class of the Acquired Fund having the greatest aggregate value (the “Primary Share Class’).  Shareholders of shares of the Primary Share Class shall receive a number of Acquiring Fund shares equal to the number of Primary Share Class shares they hold.  Shareholders of shares of a class other than the Primary Share Class shall receive a number of Acquiring Fund shares equal to the per-share value of such other share class divided by the per-share value of the Primary Share Class, multiplied by the number of shares they held of such other share class, all as of the Valuation Date, which formula shall be construed so as to ensure that the aggregate value of the Acquiring Fund shares distributed to each holder of Acquired Fund shares shall be identical to the aggregate value of such Acquired Fund shares held.

(c)           No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.  Upon request, each shareholder of the Acquired Fund will have the right to deliver the shareholder’s share certificates of the Acquired Fund, if any, to the Acquiring Company in exchange for either (i) share certificates of the Acquiring Fund, or (ii) book entries establishing the shareholder’s ownership of shares, in either case, for shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Company unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder.  As soon as practicable following the Closing, New Providence Trust shall dissolve and deregister the Acquired Fund.

2.	Valuation

(a)           The NAV of the Acquired Fund shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in New Providence Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

(b)           The NAV of a share of beneficial interest of the Acquired Fund shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in New Providence Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

3.	Closing and Valuation Date

(a)           The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of the Acquired Fund to the Acquiring Company on behalf of the Acquiring Fund in exchange for the assumption and payment, when due, by the Acquiring Fund of the Liabilities of the Acquired Fund; and (ii) the issuance and delivery of the Acquiring Fund’s shares in accordance with Section 1(b), together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Acquired Fund at which this Agreement is considered and approved, the Closing shall occur on January 28, 2010 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (“Effective Date of the Reorganization”).

(b)           Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Company or New Providence Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable in the judgment of the Acquiring Company and New Providence Trust.

(c)           New Providence Trust shall provide, as of the Closing, for delivery of those Assets of the Acquired Fund to be transferred to the custodian of the Acquiring Fund.  Also, New Providence Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the shares of beneficial interest of the Acquired Fund, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

(d)           The Acquiring Company shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of the Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as New Providence Trust may request, or provide evidence satisfactory to New Providence Trust in such manner as New Providence Trust may request that such shares of beneficial interest of the Acquiring Fund have been registered in an open account of the Acquiring Fund on the books of the Acquiring Company.

4.	Representations and Warranties by New Providence Trust

New Providence Trust represents and warrants to the Acquiring Company that:

(a)           New Providence Trust is a statutory trust created under the laws of the State of Massachusetts on July 9, 1997 and is validly existing and in good standing under the laws of that State.  New Providence Trust, of which the Acquired Fund is a series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Acquired Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)           New Providence Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, of the Acquired Fund.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

(c)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2009, audited by Briggs, Bunting Dougherty, LLP, copies of which have been delivered to the Acquiring Company, and the unaudited financial statements for New Providence Trust for the most recent month ended prior to the Closing, copies of which will have been furnished to the Acquiring Company, fairly present the financial position of New Providence Trust as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).

(d)           The books and records of New Providence Trust and the Acquired Fund, including FIN 48 workpapers and supporting statements, made available to the Acquiring Company and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of New Providence Trust and the Acquired Fund.

(e)           The statement of assets and liabilities of the Acquired Fund to be furnished by New Providence Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of the Acquired Fund and each of the outstanding shares of beneficial interest of the Acquired Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, New Providence Trust will, on behalf of the Acquired Fund, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           New Providence Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

(h)           New Providence Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(i)           New Providence Trust, on its own behalf and on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Agreement and the Reorganization by the Board of Trustees of New Providence Trust and, with respect to the Acquired Fund, by the shareholders of the Acquired Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement has been validly authorized, executed and delivered by New Providence Trust, on its own behalf and on behalf of the Acquired Fund, and this Agreement constitutes the legal, valid and binding obligation of New Providence Trust and the Acquired Fund, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)           Neither New Providence Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)           Neither New Providence Trust nor the Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(l)           New Providence Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing.

5.           Representations and Warranties by the Acquiring Company

The Acquiring Company represents and warrants to New Providence Trust that:

(a)           The Acquiring Company is a corporation created under the laws of the State of Maryland on July 13, 1999 and is validly existing and in good standing under the laws of that State.  The Acquiring Company, of which the Acquiring Fund is a series, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing.

(b)           The Acquiring Company is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of the Acquiring Fund. Each outstanding share of the Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c)           At the Closing, shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           The Acquiring Company has or will have at the time of Closing the necessary power and authority to conduct its business and the business of the Acquiring Fund as such businesses are then being conducted by New Providence Trust and the Acquired Fund.

(e)           The Acquiring Company is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f)           The Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(g)           Neither the Acquiring Company nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)           The books and records of the Acquiring Company and the Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to New Providence Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Company and the Acquiring Fund.

(i)           The Acquiring Fund is, and will be at the time of Closing, a shell series, without assets or liabilities, created for the purpose of acquiring the assets and Liabilities of the Acquired Fund.

(j)           The Acquiring Company has elected, or intends to elect, to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC from and after the Closing.

6.	Representations and Warranties by New Providence Trust and the Acquiring Company

New Providence Trust and the Acquiring Company each represents and warrants to the other, with respect to itself and each of the Acquired Fund or Acquiring Fund, respectively, that:

(a)           Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           It has duly and timely filed, on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by the Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund.  On behalf of the Acquired Fund and Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  To its knowledge, no return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

(d)           All information provided to New Providence Trust by the Acquiring Company, and by New Providence Trust to the Acquiring Company, for inclusion in, or transmittal with, the Proxy Statement/Prospectus on Form N-14 with respect to this Agreement pursuant to which approval of the Reorganization by vote of the Acquired Fund’s shareholders will be sought, does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)           Except in the case of New Providence Trust with respect to the approval of this Agreement and the Reorganization by vote of the Acquired Fund’s shareholders, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities laws or applicable state trust or corporate laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of New Providence Trust

(a)           New Providence Trust covenants to operate the business of the Acquired Fund as currently conducted between the date hereof and the Closing.

(b)           New Providence Trust undertakes that New Providence Trust and the Acquired Fund will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           New Providence Trust covenants that by the time of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           New Providence Trust will at the Closing provide the Acquiring Company with:

(i)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund;

(ii)           A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Fund, including, without limitation,

(A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,

(C) the dividend reinvestment elections applicable to each shareholder, and

(D) the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder,

for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

(iii)           All FIN 48 workpapers and supporting statements pertaining to New Providence Trust and Acquired Fund.

(e)           The Board of Trustees of New Providence Trust shall call, and New Providence Trust shall hold, a Special Meeting of Acquired Fund’s shareholders to consider and vote upon this Agreement (the “Special Meeting”) and New Providence Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Board of Trustees of New Providence Trust shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of the Acquired Fund, a Proxy Statement/Prospectus on Form N-14 that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.

(f)           New Providence Trust shall supply to the Acquiring Company, at the Closing, the statement of the assets and liabilities of the Acquired Fund described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.  In addition, New Providence Trust shall supply a schedule of portfolio investments of the Acquired Fund as of the Valuation Date.  The schedule of portfolio investments will present fairly the portfolio investments of the Acquired Fund as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis.  The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of New Providence Trust as, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

8.           Covenants of the Acquiring Company

(a)           The Acquiring Company covenants that the shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)           The Acquiring Company covenants (i) to establish and organize the Acquiring Fund so that it may conduct its business in substantially the same manner as the business of the Acquired Fund is currently conducted between the date hereof and the Closing or (ii) to the extent that the Acquiring Fund will not be managed in substantially the same manner as the Acquired Fund, to seek the approval of shareholders of the Acquired Fund for any changes that are proposed for the Acquiring Fund only if such changes require approval under the 1940 Act.

(c)           The Acquiring Company covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           The Acquiring Company will file with the Commission a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by New Providence Trust and the Acquiring Company

The respective obligations of New Providence Trust and the Acquiring Company to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

(b)           That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees/Directors of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, the Reorganization and the transactions contemplated hereby for the Acquired Fund shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That, unless the Acquiring Fund has provided the opinion called for under Section 8(g) of this Agreement, the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Fund and/or Acquiring Fund.

(g)           That prior to or at the Closing, New Providence Trust, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, shall each receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the States of Massachusetts and Maryland, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Company and New Providence Trust in certificates delivered to Stradley, as to the Acquiring Fund and the Acquired Fund:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, as provided for in the Agreement, in exchange for the Acquiring Fund shares to be issued pursuant to Section 1 hereof and the assumption by Acquiring Fund of the Liabilities of Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund pursuant to Section 1032(a) of the Code;

(iv)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund, pursuant to Section 354(a) of the Code;

(viii)           The basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)           The holding period of the Acquiring Fund shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)           The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

(h)           That the Acquiring Company shall have received an opinion in form and substance reasonably satisfactory to it from Kilpatrick Stockton LLP (“Kilpatrick”), counsel to New Providence Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles: (1) the New Providence Trust was formed as a business trust under the laws of the State of Massachusetts on July 9, 1997, and is validly existing and in good standing under the laws of the State of Massachusetts; (2) this Agreement and the transactions contemplated hereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite trust action of the New Providence Trust; and (3) this Agreement is a legal, valid and binding agreement of the New Providence Trust in accordance with its terms.  In giving the opinion set forth above, Kilpatrick may state that it is relying on certificates of the officers of the New Providence Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the New Providence Trust.

(i)           That New Providence Trust shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to the Acquiring Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles: (1) the Acquiring Company was formed as a corporation under the laws of the State of Maryland on July 13, 1999, and is validly existing and in good standing under the laws of the State of Maryland; (2) this Agreement and the transactions contemplated thereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Company; (3) this Agreement is a legal, valid and binding agreement of the Acquiring Company in accordance with its terms; and (4) the shares of the Acquiring Company to be issued in the reorganization have been duly authorized and, upon issuance thereof in accordance with this Agreement, will have been validly issued and fully paid and will be nonassessable by the Acquiring Company.  In giving the opinion set forth above, Stradley may state that it is relying on certificates of the officers of the Acquiring Company with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Company.

(j)           That the Acquiring Company’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Company with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

10.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation, shall be borne by the parties hereto, by JAM, or by the investment adviser to New Providence Trust, all as outlined in the Asset Purchase Agreement related to the Reorganization dated as of [_____________], 2009, by and between Buyer, Seller and Guarantors (as those three terms are defined in that Agreement).

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

(1)           by mutual consent of New Providence Trust and the Acquiring Company;

(2)           by the Acquiring Company if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Company; or

(3)           by New Providence Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by New Providence Trust.

(b)           If the transactions contemplated by this Agreement have not been consummated by January 31, 2010, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both New Providence Trust and the Acquiring Company.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either New Providence Trust or the Acquiring Company or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either New Providence Trust or the Acquiring Company, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e)           The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither New Providence Trust nor the Acquiring Company, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of New Providence Trust or the Acquiring Company against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of New Providence Trust or the Board of Directors of the Acquiring Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

12.           Liability of the Acquiring Company and New Providence Trust

(a)           Each party acknowledges and agrees that all obligations of the Acquiring Company under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Company under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Company shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither New Providence Trust nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Company, the trustees, officers, employees or agents of the Acquiring Company, or any of them.

(b)           Each party acknowledges and agrees that all obligations of New Providence Trust under this Agreement are binding only with respect to the Acquired Fund; that any liability of New Providence Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of New Providence Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Company nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of New Providence Trust, the trustees, officers, employees or agents of New Providence Trust, or any of them.

13.           Cooperation and Exchange of Information

The Acquiring Company and New Providence Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

14.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

15.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16.           Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

New Providence Trust:

New Providence Investment Trust
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
Attention: [               ]

With a copy (which shall not constitute notice) to:

Kilpatrick Stockton LLP
Suite 400
3737 Glenwood Avenue
Raleigh NC 27612
Attention: Thomas W. Steed III, Esquire

To the Acquiring Company:

Jacob Internet Fund Inc.
653 Manhattan Beach Boulevard, #J
Manhattan Beach, CA  90266
Attention: Ryan Jacob

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP
2005 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103
Attention: Michael P. O’Hare, Esquire

17.           Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

18.           Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

19.           Publicity.

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

20.           Confidentiality.

(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

21.           Headings.

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, New Providence Trust and the Acquiring Company have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

New Providence Investment Trust, on behalf of its series, Wisdom Fund

By: _______________________________

Name: [                 ]

Title: [                 ]

Jacob Internet Fund Inc., on behalf of its series, Jacob Wisdom Fund

By:  _______________________________

Name: [                 ]

Title: [                 ]

Solely for purposes of Section 10
Jacob Asset Management of New York LLC

By:  _______________________________

Name: [                 ]

Title: [                   ]

Attachment III - FORM OF INVESTMENT ADVISORY AGREEMENT

INVESTMENT ADVISORY AGREEMENT
New Providence Investment Trust
Wisdom Fund

This Investment Advisory Agreement made between New Providence Investment Trust, a Massachusetts business trust (“NPIT”), on behalf of the Wisdom Fund series of NPIT (the “Fund”), and Jacob Asset Management of New York LLC, a Delaware limited liability company (the “Adviser”).

WHEREAS, NPIT has been organized and operates as an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), for the purpose of investing and reinvesting its assets in securities, and NPIT desires to avail itself of the services, information, advice, assistance and facilities of an investment adviser and to have an investment adviser perform various management, statistical, research, investment advisory and other services for the Fund; and,

WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, is engaged in the business of rendering investment advisory, counseling and supervisory services to investment companies and desires to provide these services to NPIT.

NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is mutually agreed as follows:

1.           Employment of the Adviser.  NPIT hereby employs the Adviser to manage the investment and reinvestment of the Fund’s assets and to administer its affairs, subject to the direction of the Board of Trustees and the officers of NPIT, for the period and on the terms hereinafter set forth.  The Adviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided.  The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Fund or NPIT in any way or otherwise be deemed an agent of the Fund or NPIT.

2.           Obligations of and Services to be Provided by the Adviser. The Adviser undertakes to provide the services hereinafter set forth and to assume the following obligations:

A.             Investment Advisory Services.

(a)             The Adviser shall manage the Fund’s assets subject to and in accordance with the investment objectives and policies of the Fund and any directions that NPIT’s Board of Trustees may issue from time to time.  In pursuance of the foregoing, the Adviser shall make all determinations with respect to the investment of the Fund’s assets and the purchase and sale of its investment securities, and shall take such steps as may be necessary to implement the same.  Such determinations and services shall include determining the manner in which any voting rights, rights to consent to corporate action and any other rights pertaining to the Fund’s investment securities shall be exercised. The Adviser shall render or cause to be rendered regular reports to NPIT, at regular meetings of its Board of Trustees and at such other times as may be reasonably requested by NPIT’s Board of Trustees, of (i) the decisions made with respect to the investment of the Fund’s assets and the purchase and sale of its investment securities, (ii) the reasons for such decisions, and (iii) the extent to which those decisions have been implemented.

(b)             The Adviser, subject to and in accordance with any directions that NPIT’s Board of Trustees may issue from time to time, shall place, in the name of the Fund, orders for the execution of the Fund’s securities transactions.  When placing such orders, the Adviser shall seek to obtain best execution for the Fund, but this requirement shall not be deemed to obligate the Adviser to place any order solely on the basis of obtaining the lowest commission rate if the other standards set forth in this section have been satisfied.  The parties recognize that there are likely to be many cases in which different brokers are equally able to provide such best price and execution and that, in selecting among such brokers with respect to particular trades, it is desirable to choose those brokers who furnish research, statistical, quotations and other information to the Fund and the Adviser.  Moreover, to the extent that it continues to be lawful to do so and so long as the Board of Trustees determines that the Fund will benefit, directly or indirectly, by doing so, the Adviser may place orders with a broker who charges a commission for that transaction which is in excess of the amount of commission that another broker would have charged for effecting that transaction, provided that the excess commission is reasonable in relation to the value of “brokerage and research services” (as defined in Section 28(e)(3) of the Securities Exchange Act of 1934) provided by that broker.

(c)             The Adviser shall render regular reports to NPIT, on a quarterly basis, of how much total brokerage business has been placed by the Adviser, on behalf of the Fund, with brokers in various categories and the manner in which the allocation has been accomplished.

(d)             Decisions on proxy voting shall be made by the Adviser unless the Board of Trustees determines otherwise.  Subject to the foregoing, pursuant to its authority, Adviser shall have the power to vote, either in person or by proxy, all securities in which the Fund may be invested from time to time, and shall not be required to seek or take instructions from the Fund with respect thereto.  Adviser shall not be expected or required to take any action other than the rendering of investment-related advice with respect to lawsuits involving securities presently or formerly held in the Fund, or the issuers thereof, including actions involving bankruptcy.

B.             Provision of Information Necessary for Preparation of Securities Registration Statements, Amendments and Other Materials.  The Adviser, its officers and employees will make available and provide accounting and statistical information required by the Fund in the preparation of registration statements, reports and other documents required by federal and state securities laws and with such information as the Fund may reasonably request for use in the preparation of such documents or of other materials necessary or helpful for the underwriting and distribution of the Fund’s shares.

C.             Other Obligations and Services.  The Adviser shall make its officers and employees available to the Board of Trustees and officers of NPIT for consultation and discussions regarding the administration and management of the Fund and its investment activities.

D.             Delegation of Services.  Subject to the requisite approval of the Fund’s shareholders, the Adviser may, at its expense, select and contract with one or more investment advisers registered under the Investment Advisers Act of 1940 (“Sub-Advisers”) to perform some or all of the services for the Fund for which it is responsible under this Agreement.  The Adviser will compensate any Sub-Adviser for its services to the Fund.  The Adviser may terminate the services of any Sub-Adviser at any time in its sole discretion, and shall at such time assume the responsibilities of such Sub-Adviser unless and until a successor Sub-Adviser is selected and the requisite approval of the Fund’s shareholders is obtained.  The Adviser will continue to have responsibility for all advisory services furnished by any Sub-Adviser.

3.           Expenses of the Fund.  It is understood that the Fund will pay all of its own expenses other than those expressly assumed by the Adviser herein, which expenses payable by the Fund shall include:

A.             Fees and expenses paid to the Adviser as provided herein;

B.             Expenses of all audits by independent public accountants;

C.             Expenses of fund administration and accounting agent, transfer agent, registrar, custodian, dividend disbursing agent and shareholder record-keeping services, including the expenses of issue, repurchase or redemption of its shares;

D.             Expenses of obtaining quotations for calculating the value of the Fund’s net assets;

E.             Salaries and other compensation of executive officers of NPIT who are not officers, directors, stockholders or employees of the Adviser or its affiliates; provided however, that the Fund may bear its proportionate share of the cost of any chief compliance officer even if such officer is an officer, director, stockholder or employee of the Adviser or its affiliates;

F.             Taxes levied against the Fund;

G.             Brokerage fees and commissions in connection with the purchase and sale of securities for the Fund;

H.             Costs, including the interest expense, of borrowing money;

I.             Costs incident to meetings of the Board of Trustees and shareholders of the Fund, reports to the Fund’s shareholders, the filing of reports with regulatory bodies and the maintenance of the Fund’s and NPIT’s legal existence;

J.             Legal fees, including the legal fees related to the registration and continued qualification of the Fund’s shares for sale;

K.             Trustees’ fees and expenses to directors who are not directors, officers, employees or stockholders of the Adviser or any of its affiliates;

L.             Costs and expense of registering and maintaining the registration of NPIT and its shares under federal and any applicable state laws; including the printing and mailing of prospectuses to its shareholders;

M.             Trade association dues;

N.             The Fund’s pro rata portion of fidelity bond, errors and omissions, and directors and officer liability insurance premiums; and

O.             The Fund’s portion of the cost of any proxy voting service used on its behalf.

4.           Compensation of the Adviser.  The Fund shall pay, on a monthly basis, an advisory fee in cash to the Adviser based upon the following annual percentage of the value of the Fund’s average daily net assets:  0.50% of the first $500 million of net assets; and 0.40% of net assets above $500 million; as compensation for the services rendered and obligations assumed by the Adviser during the preceding month. The Adviser may agree to voluntarily or contractually reduce any portion of the compensation or reimbursement of expenses due to it pursuant to this Agreement and may agree to voluntarily or contractually make payments to limit expenses that are the responsibility of the Fund under this Agreement.  Except as specifically agreed to under a contractual arrangement, any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Adviser hereunder or to continue future payments.  Any such reduction will be agreed upon prior to accrual of the related expense or fee and will be estimated daily.  Any fee withheld and any Fund expense paid by the Adviser pursuant to a contractual or voluntary expense limitation arrangement shall be reimbursed by the Fund to the Adviser in the first, second, or third (or any combination thereof) fiscal year next succeeding the fiscal year of the withholding, reduction, or payment to the extent permitted by applicable law if the aggregate expenses for the next succeeding fiscal year, second fiscal year or third succeeding fiscal year do not exceed any limitation to which the Adviser had agreed.   If this Agreement is terminated prior to the end of any month, the accrued advisory fee shall be paid to the date of termination.

5.           Activities of the Adviser.  The services of the Adviser to the Fund hereunder are not to be deemed exclusive, and the Adviser and any of its affiliates shall be free to render similar services to others.

6.           Liabilities of the Adviser.

A.             In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, its officers and employees, the Adviser shall not be subject to liability to NPIT or the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund.

B.             No provision of this Agreement shall be construed to protect any trustee or officer of NPIT, or director or officer of the Adviser, from liability in violation of Sections 17(h) and (i) of the 1940 Act.

7.           Renewal and Termination.

A.             This Agreement shall not become effective as to the Fund until it is approved by the vote of a majority of the outstanding voting securities of that Fund, and thereafter shall continue in effect for two (2) years, unless sooner terminated as hereinafter provided and shall continue in effect thereafter for periods not exceeding one (1) year so long as such continuation is approved at least annually (i) by a vote of a majority of the outstanding voting securities of the Fund or by a vote of the Board of Trustees of NPIT, and (ii) by a vote of a majority of the Trustees of NPIT who are not parties to the Agreement (other than as Trustees of NPIT) or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the Agreement.

B.             This Agreement:

(i)             may at any time be terminated as to the Fund without the payment of any penalty either by vote of the Board of Trustees of NPIT or by vote of a majority of the outstanding voting securities of the Fund on sixty (60) days’ written notice to the Adviser;

(ii)             shall immediately terminate with respect to the Fund in the event of its assignment; and

(iii)             may be terminated as to the Fund by the Adviser on sixty (60) days’ written notice to NPIT.

C.             As used in this Paragraph the terms “assignment,” “interested person” and “vote of a majority of the outstanding voting securities” shall have the meanings set forth for any such terms in the 1940 Act.

D.             Any notice under this Agreement shall be given in writing addressed and delivered, or mailed post-paid, to the other party at any office of such party.

8.           Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

9.           Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and effective on the ____ day of December, 2009.

New Providence Investment Trust, on behalf of the Wisdom Fund

By:  _____________________________

Title: ____________________________

Jacob Asset Management of New York LLC

By:  ____________________________

Title: ___________________________

EXHIBIT A

SERIES OF THE TRUST TO WHICH THE ADVISER PROVIDES SERVICES AND
INVESTMENT ADVISER’S COMPENSATION SCHEDULE

Fund(s)                                                      Net Assets                                                    Annual Fee

The Wisdom Fund                                  $500 Million and Less                                  0.50%
                                                                    Greater than $500 Million                            0.40%

STATEMENT OF ADDITIONAL INFORMATION FOR
JACOB WISDOM FUND, A SERIES OF  JACOB INTERNET FUND, INC.

dated [_____]

Acquisition of Substantially All of the Assets of:

WISDOM FUND
(a series of New Providence Investment Trust, a Massachusetts  Business Trust)

By and in exchange for shares of

JACOB WISDOM FUND
(a series of Jacob Internet Fund, Inc.)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Wisdom Fund by and in exchange for shares of Jacob Wisdom Fund.

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission, is incorporated by reference herein (is legally considered to be part of this SAI), and will be mailed to any Shareholder who requests this SAI:

1.
Statement of Additional Information of Wisdom Fund dated September 28, 2009, filed via EDGAR by New Providence Investment Trust under Rule 485(b) on September 28, 2009 [Accession No. 0001041994-09-000011].

2.
Supplement dated December 1, 2009 to the Statement of Additional Information of Wisdom Fund dated September 28, 2009, filed via EDGAR by  New Providence Investment Trust under Rule 497 on December 1, 2009 [Accession No. 0001041994-09-000017].

3.	Annual Report of Wisdom Fund for the fiscal year ended May 31, 2009, filed via EDGAR by New Providence Investment Trust on Form N-CSR on August 10, 2009 [Accession No. 0001041994-09-000006].

4.	Statement of Additional Information of Jacob Wisdom Fund dated [_____], filed via EDGAR by Jacob Internet Fund, Inc. under Rule 485(b) on [___] [Accession No. ________].]

Pro Forma Financial Statements are not included herewith because the proposed acquisition involves a shell series.  This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated [_____], relating to the above- referenced transactions.  You can request a copy of the Prospectus/Proxy Statement by calling [_____].

JACOB INTERNET FUND INC.

N-14 PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Incorporation provides as follows:

“NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.”

In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. The Distributor also agrees to indemnify the Registrant, its officers and directors, and any person who controls

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the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(1)
Articles of Incorporation of the Registrant dated July 12, 1999 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 14, 1999 (File No. 333-82865).

(2)	By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999 (File No. 333-82865).

(3)	Voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not applicable.

(4)
Agreement and Plan of Reorganization by and between Jacob Internet Fund Inc., on behalf of Jacob Wisdom Fund, and The New Providence Investment Trust, on behalf of the Wisdom Fund (filed herewith as Exhibit A to the Proxy Statement/Prospectus contained within this Registration Statement).

(5)           Instruments Defining Rights of Security Holders.

See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Incorporation.

See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

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(6)(a)
Investment Advisory Agreement between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC dated November 26, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)
Fee Waiver Agreement dated January 1, 2009 between the Registrant, on behalf of Jacob Internet Fund,  and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008 (File No. 333-82865).

(6)(b)
Form of Investment Advisory Agreement between the Registrant, on behalf of the Jacob Small Cap Growth Fund and Jacob Wisdom Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 10, 2009 (File No. 333-82865).

(i)
Form of Fee Waiver Agreement between the Registrant, on behalf of the Jacob Small Cap Growth Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 10, 2009 (File No. 333-82865).

(ii)
Form of Fee Waiver Agreement between the Registrant, on behalf of the Jacob Wisdom Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 10, 2009 (File No. 333-82865).

(7)(a)
Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)
Form of Amended Exhibit A to the Distribution Agreement, dated November 1, 2003, between the Registrant and Quasar Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 10, 2009 (File No. 333-82865).

(8)           Bonus or Profit Sharing Contracts.

Not Applicable.

(9)(a)
Custodian Servicing Agreement between the Registrant and U.S. Bank, N.A. (formerly, Firstar Bank Milwaukee, N.A.) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

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(i)
Amendment to Custodian Servicing Agreement between the Registrant and U.S. Bank, N.A. (formerly, Firstar Bank, N.A.) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(10)(a)
Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 11, 2002, on behalf of Jacob Internet Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(10)(b)
Amended and Restated Shareholder Servicing Agreement between the Registrant and Jacob Asset Management of New York LLC dated October 17, 2003, on behalf of Jacob Internet Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(10)(c)
Form of Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and Jacob Wisdom Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 10, 2009 (File No. 333-82865).

(11)	Opinion and Consent of Counsel as to legality of shares being registered (to be filed by amendment).

(12)	Opinion and Consent of Counsel as to the tax matters and consequences to shareholders (to be filed by amendment).

(13)(a)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)
Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(13)(b)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

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(i)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(ii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of April 12, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(iii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of July 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(iv)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of October 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(v)
Addendum to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of October 17, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008 (File No. 333-82865).

(13)(c)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) effective as of August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)
Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

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(14)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit No. EX-99.14.

(15)         Omitted financial statements.

Not applicable.

(16)	Powers of Attorney.

Not Applicable.

(17)         Form of Voting Instruction Card is filed herewith as Exhibit No. EX-99.17.

ITEM 17. UNDERTAKINGS

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”) this Registration Statement has been signed on behalf of the Registrant, in the City of Manhattan Beach, and the State of California on the 17 day of December, 2009.

Jacob Internet Fund Inc.

/s/ Ryan I. Jacob
Ryan I. Jacob
President, Chief Executive Officer, Director
and Chairman of the Board

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ryan I. Jacob	President, Chief Executive	December 17, 2009
Ryan I. Jacob	Officer, Director and Chairman of the Board

/s/ Francis J. Alexander	Vice President, Secretary and	December 17, 2009
Francis J. Alexander	Treasurer

/s/ William B. Fell	Director	December 17, 2009
William B. Fell

/s/ Christopher V. Hajinian	Director	December 17, 2009
Christopher V. Hajinian

/s/ Leonard S. Jacob	Director	December 17, 2009
Leonard S. Jacob

/s/ Jeffrey I. Schwarzschild	Director	December 17, 2009
Jeffrey I. Schwarzschild

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EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.

Consent of Independent Registered Public Accounting Firm	EX-99.14

Form of Voting Instruction Card	EX-99.17

8